UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07961

Mason Street Funds, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue, Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barb Courtney, Controller, Mason Street Funds, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-665-1444

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

REPORT ON FORM N-Q

RESPONSES FOR MASON STREET FUNDS, INC.

Item 1. Schedule of Investments

Mason Street Funds

MS Small Cap Growth Stock

Schedule of Investments

December 31, 2004 (unaudited)

	Shares/ Par	Market Value
Common Stocks (90.9%)

Consumer Discretionary (18.5%)
Aaron Rents, Inc.	37,222	$930,550
* Digital Theater Systems, Inc.	16,900	340,197
* eLong, Inc., ADR	5,993	111,769
* Getty Images, Inc.	5,740	395,199
* Guitar Center, Inc.	15,700	827,233
* Hibbett Sporting Goods, Inc.	7,800	207,558
* McCormick & Schmick’s Seafood Restaurants, Inc.	16,763	282,457
* O’Reilly Automotive, Inc.	8,000	360,400
Orient-Express Hotel, Ltd. - Class A	33,163	682,163
* Pinnacle Entertainment, Inc.	35,400	700,212
Polaris Industries, Inc.	11,660	793,113
Station Casinos, Inc.	12,090	661,081
* WMS Industries, Inc.	24,700	828,438

Total		7,120,370

Consumer Staples (3.0%)
* Peet’s Coffee & Tea, Inc.	21,900	579,693
* United Natural Foods, Inc.	18,000	559,800

Total		1,139,493

Energy (4.4%)
* FMC Technologies, Inc.	13,400	431,480
* Grant Prideco, Inc.	22,220	445,511
* Grey Wolf, Inc.	70,100	369,427
* National-Oilwell, Inc.	12,570	443,595

Total		1,690,013

Financials (6.7%)
BankAtlantic Bancorp, Inc. - Class A	12,300	244,770
Boston Private Financial Holdings, Inc.	10,700	301,419
* Community Bancorp	5,800	177,480
First Republic Bank	5,800	307,400
Investors Financial Services Corp.	9,150	457,317
Placer Sierra Bancshares	7,900	224,676
* Portfolio Recovery Associates, Inc.	10,600	436,932
* Silicon Valley Bancshares	9,400	421,308

Total		2,571,302

Health Care (11.1%)
* Impax Laboratories, Inc.	18,000	285,840
* Kyphon, Inc.	7,200	185,472
LCA-Vision, Inc.	4,050	94,730
* Nabi Biopharmaceuticals	12,700	186,055
* Pediatrix Medical Group, Inc.	3,760	240,828
* Providence Service Corp.	26,514	555,999
* Psychiatric Solutions, Inc.	16,300	595,928

* Radiation Therapy Services, Inc.	14,300	243,100
* Renal Care Group, Inc.	13,200	475,068
* ResMed, Inc.	6,870	351,057
* Salix Pharmaceuticals, Ltd.	6,950	122,251
* Ventana Medical Systems, Inc.	12,100	774,278
* Wright Medical Group, Inc.	5,400	153,900

Total		4,264,506

Industrials (17.4%)
* Arbinet Holdings, Inc.	1,100	27,335
Brady Corp. - Class A	3,000	187,710
C.H. Robinson Worldwide, Inc.	11,370	631,262
The Corporate Executive Board Co.	10,000	669,400
* Corrections Corp. of America	18,010	728,505
* DiamondCluster International, Inc.	29,300	419,869
* Forward Air Corp.	14,500	648,150
* HouseValues, Inc.	1,507	22,635
* Intersections, Inc.	16,900	291,525
Knight Transportation, Inc.	37,360	926,528
* Marlin Business Services, Inc.	18,180	345,420
MSC Industrial Direct Co., Inc. - Class A	21,350	768,173
* Resources Connection, Inc.	3,700	200,947
* School Specialty, Inc.	15,700	605,392
Strayer Education, Inc.	2,280	250,321

Total		6,723,172

Information Technology (21.3%)
* Amphenol Corp. - Class A	21,580	792,849
* Cogent, Inc.	8,000	264,000
* Cognizant Technology Solutions Corp. - Class A	19,500	825,435
* Cree, Inc.	6,240	250,099
* Digital River, Inc.	10,000	416,100
* Entegris, Inc.	46,090	458,596
* Essex Corp.	9,600	194,400
* Euronet Worldwide, Inc.	25,800	671,316
* Genesis Microchip, Inc.	29,700	481,734
* iPayment, Inc.	7,300	361,496
* Kanbay International, Inc.	2,700	84,510
Lipman Electronic Engineering Ltd.	700	19,530
* MKS Instruments, Inc.	24,800	460,040
* O2Micro International, Ltd.	32,400	370,656
* Plexus Corp.	12,700	165,227
* ScanSource, Inc.	6,100	379,176
* Tekelec	21,900	447,636
* Tessera Technologies, Inc.	15,400	573,034
* THQ, Inc.	8,500	194,990
* Verint Systems, Inc.	17,240	626,329
* Westell Technologies, Inc. - Class A	30,600	208,080

Total		8,245,233

Materials (6.2%)
Airgas, Inc.	34,250	907,967
Minerals Technologies, Inc.	10,840	723,028
Silgan Holdings, Inc.	12,160	741,274

Total		2,372,269

Other Holdings (0.9%)
iShares Russell 2000 Index Fund	2,700	349,407

Total		349,407

Telecommunication Services (1.4%)
* Alamosa Holdings, Inc.	30,600	381,582
* JAMDAT Mobile, Inc.	8,200	169,330

Total		550,912

Total Common Stocks (Cost: $27,899,558)		35,026,677

Money Market Investments (8.8%)

Federal Government & Agencies (1.3%)
Federal Home Loan Mortgage Corp., 2.42%, 03/22/05	500,000	497,465

Total		497,465

Short Term Business Credit (7.5%)
(b) CXC Inc., 2.20%, 1/3/05	2,900,000	2,899,646

Total		2,899,646

Total Money Market Investments (Cost: $3,396,957)		3,397,111

Total Investments (99.7%) (Cost $31,296,515)(a)		38,423,788

Other Assets, Less Liabilities (0.3%)		119,914

Total Net Assets (100.0%)		$38,543,702

*	Non-Income Producing

ADR - American Depository Receipt

(a)	At December 31, 2004 the aggregate cost of securities for federal tax purposes was $31,296,515 and the net unrealized appreciation of investments based on that cost was $7,127,273 which is comprised of $7,454,592 aggregate gross unrealized appreciation and $327,319 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ Depreciation
Russell 2000 Index Futures	7	3/05	$72,171
(Total Notional Value at December 31, 2004 $2,216,654)

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

MS Aggressive Growth Stock

Schedule of Investments

December 31, 2004 (unaudited)

	Shares/ Par	Market Value
Common Stocks (97.0%)

Consumer Discretionary (12.4%)
Choice Hotels International, Inc.	21,500	$1,247,000
* Dick’s Sporting Goods, Inc.	33,600	1,181,040
* eLong, Inc., ADR	31,341	584,510
Garmin, Ltd.	51,700	3,145,427
Gentex Corp.	66,260	2,452,945
* Getty Images, Inc.	32,760	2,255,526
Jones Apparel Group, Inc.	21,800	797,226
* Lamar Advertising Co. - Class A	52,800	2,258,784
Michaels Stores, Inc.	54,920	1,645,952
* O’Reilly Automotive, Inc.	48,790	2,197,990
PETsMART, Inc.	45,400	1,613,062
* Pixar, Inc.	9,100	779,051
* Univision Communications, Inc. - Class A	32,665	956,105
* Westwood One, Inc.	49,600	1,335,728

Total		22,450,346

Consumer Staples (1.2%)
* Smithfield Foods, Inc.	35,000	1,035,650
Whole Foods Market, Inc.	12,800	1,220,480

Total		2,256,130

Energy (5.5%)
BJ Services Co.	43,850	2,040,779
* Cooper Cameron Corp.	31,200	1,678,872
* Nabors Industries, Ltd.	67,850	3,480,027
* Quicksilver Resources, Inc.	29,600	1,088,688
* Smith International, Inc.	32,800	1,784,648

Total		10,073,014

Financials (10.7%)
* Ameritrade Holding Corp.	173,100	2,461,482
Assured Guaranty, Ltd.	59,000	1,160,530
* CapitalSource, Inc.	121,500	3,118,905
CIT Group, Inc.	85,300	3,908,447
Investors Financial Services Corp.	47,380	2,368,052
Legg Mason, Inc.	43,205	3,165,198
St. Joe Co.	23,900	1,534,380
Ventas, Inc.	62,600	1,715,866

Total		19,432,860

Health Care (26.5%)
* Affymetrix, Inc.	24,000	877,200
* Angiotech Pharmaceuticals, Inc.	102,067	1,883,136
* Barr Pharmaceuticals, Inc.	28,900	1,316,106
* Biogen Idec, Inc.	21,000	1,398,810

Biomet, Inc.	57,730	2,504,905
* Caremark Rx, Inc.	55,397	2,184,304
* Charles River Laboratories International, Inc.	59,300	2,728,393
* Covance, Inc.	61,700	2,390,875
* Cytyc Corp.	83,400	2,299,338
* DaVita, Inc.	94,600	3,739,537
* Elan Corp. PLC, ADR	36,100	983,725
* Gen-Probe, Inc.	19,600	886,116
Health Management Associates, Inc. - Class A	103,480	2,351,066
* Kinetic Concepts, Inc.	41,300	3,151,189
* Lincare Holdings, Inc.	60,700	2,588,855
Medicis Pharmaceutical Corp.	36,100	1,267,471
* Neurocrine Biosciences, Inc.	22,600	1,114,180
* Patterson Companies, Inc.	62,804	2,725,066
* St. Jude Medical, Inc.	68,220	2,860,465
* Thermo Electron Corp.	47,700	1,440,063
* Varian Medical Systems, Inc.	46,000	1,989,040
* VCA Antech, Inc.	83,600	1,638,560
* Waters Corp.	78,600	3,677,693

Total		47,996,093

Industrials (14.7%)
* Apollo Group, Inc. - Class A	14,950	1,206,615
ARAMARK Corp. - Class B	82,800	2,195,028
Cintas Corp.	27,700	1,214,922
The Corporate Executive Board Co.	48,250	3,229,855
Deere & Co.	21,240	1,580,256
Expeditors International of Washington, Inc.	51,300	2,866,644
Fastenal Co.	56,440	3,474,446
Graco, Inc.	101,240	3,781,314
* HouseValues, Inc.	7,347	110,352
L-3 Communications Holdings, Inc.	22,670	1,660,351
Manpower, Inc.	33,270	1,606,941
Pentair, Inc.	29,800	1,298,088
Robert Half International, Inc.	83,800	2,466,234

Total		26,691,046

Information Technology (25.0%)
* Activision, Inc.	62,300	1,257,214
Adobe Systems, Inc.	26,850	1,684,569
* Amdocs, Ltd.	80,580	2,115,225
* Avaya, Inc.	123,700	2,127,640
CDW Corp.	31,420	2,084,717
* Cogent, Inc.	39,100	1,290,300
* Cognos, Inc.	63,510	2,798,251
* DST Systems, Inc.	24,800	1,292,576
* FLIR Systems, Inc.	16,800	1,071,672
Harris Corp.	36,600	2,261,514
Infosys Technologies Ltd., ADR	41,630	2,885,375
* Integrated Circuit Systems, Inc.	76,280	1,595,778
* Jabil Circuit, Inc.	43,580	1,114,776
* KLA-Tencor Corp.	32,350	1,506,863
* Kronos, Inc.	37,300	1,907,149
* Lam Research Corp.	58,000	1,676,780
Microchip Technology, Inc.	82,197	2,191,372
* NAVTEQ Corp.	17,800	825,208
Paychex, Inc.	77,812	2,651,833
* QLogic Corp.	22,270	817,977
* Semtech Corp.	114,830	2,511,332
* Silicon Laboratories, Inc.	48,700	1,719,597
* VeriSign, Inc.	83,530	2,799,926
* Zebra Technologies Corp. - Class A	56,637	3,187,530

Total		45,375,174

Materials (1.0%)
Praxair, Inc.	42,520	1,877,258

Total		1,877,258

Total Common Stocks (Cost: $141,126,665)		176,151,921

Money Market Investments (3.5%)

Federal Government & Agencies (1.1%)
(b) Federal Home Loan Mortgage Corp., 2.42%, 03/22/05	2,000,000	1,989,860

Total		1,989,860

Short Term Business Credit (2.4%)
CXC Inc., 2.20%, 1/3/05	1,300,000	1,299,841
(b) Sheffield Receivables, 2.23%, 01/04/05	3,000,000	2,999,443

Total		4,299,284

Total Money Market Investments (Cost: $6,288,528)		6,289,144

Total Investments (100.5%) (Cost $147,415,193) (a)		182,441,065

Other Assets, Less Liabilities (-0.5%)		(898,333)

Total Net Assets (100.0%)		$181,542,732

*	Non - Income Producing

ADR - American Depository Receipt

(a)	At December 31, 2004 the aggregate cost of securities for federal tax purposes was $147,415,193 and the net unrealized appreciation of investments based on that cost was $35,025,872 which is comprised of $36,807,415 aggregate gross unrealized appreciation and $1,781,543 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ Depreciation
S&P Midcap 400 Index Futures	11	3/05	$81,773
(Total Notional Value at December 31, 2004 $3,577,652 )

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

MS International Equity

Schedule of Investments

December 31, 2004 (unaudited)

	Country	Shares/ Par	Market Value

Foreign Common Stocks (95.6%)

Consumer Discretionary (11.1%)
Accor SA	France	35,700	$1,562,998
British Sky Broadcasting Group PLC	United Kingdom	258,750	2,791,870
Compass Group PLC	United Kingdom	314,150	1,485,224
Fuji Photo Film Co., Ltd.	Japan	33,900	1,237,299
GKN PLC	United Kingdom	442,090	2,007,338
Koninklijke (Royal) Philips Electronics NV	Netherlands	95,717	2,538,316
Michelin SA - Class B	France	33,410	2,143,018
Pearson PLC	United Kingdom	164,440	1,984,227
Reed Elsevier NV	Netherlands	137,730	1,877,711
Sony Corp.	Japan	50,400	1,947,731
Valeo SA	France	22,560	944,472
Volkswagen AG	Germany	44,480	2,016,322
Wolters Kluwer NV	Netherlands	21,540	432,440

Total			22,968,966

Consumer Staples (3.7%)
Boots Group PLC	United Kingdom	129,500	1,629,750
Cadbury Schweppes PLC	United Kingdom	232,230	2,162,413
Nestle SA	Switzerland	8,330	2,179,382
Unilever PLC	United Kingdom	164,590	1,616,321

Total			7,587,866

Energy (5.9%)
BP PLC	United Kingdom	222,790	2,172,891
ENI SPA	Italy	87,970	2,202,539
IHC Caland NV	Netherlands	24,160	1,534,917
Repsol YPF SA	Spain	106,100	2,763,187
Shell Transport & Trading Co. PLC	United Kingdom	303,290	2,585,352
Total SA	France	3,970	867,173

Total			12,126,059

Financials (20.3%)
ACE, Ltd.	Bermuda	49,460	2,114,415
Australia & New Zealand Banking Group, Ltd.	Australia	19,230	310,382
Axa SA	France	99,719	2,464,173
* Banca Nazionale del Lavora SPA	Italy	785,809	2,344,503
Banco Santander Central Hispano SA	Spain	193,870	2,405,917
Cheung Kong Hldgs, Ltd.	Hong Kong	223,000	2,230,660
DBS Group Holdings, Ltd.	Singapore	256,000	2,524,871
HSBC Holdings PLC	United Kingdom	115,600	1,978,051
ING Groep NV	Netherlands	92,130	2,787,570
* Kookmin Bank	South Korea	27,600	1,079,791
Lloyds TSB Group PLC	United Kingdom	242,970	2,206,441
National Australia Bank, Ltd.	Australia	109,910	2,483,087
Nomura Holdings, Inc.	Japan	72,200	1,052,667
Nordea Bank AB	Sweden	195,030	1,980,256
Nordea Bank AB	Sweden	179,410	1,808,841
Riunione Adriatica di Sicurta SPA	Italy	96,015	2,171,660

Royal Bank of Scotland Group PLC	United Kingdom	64,040	2,154,091
Sompo Japan Insurance, Inc.	Japan	236,000	2,404,450
Standard Chartered PLC	United Kingdom	79,550	1,479,171
Swiss Re	Switzerland	36,590	2,609,664
XL Capital, Ltd., - Class A	Bermuda	20,300	1,576,295

Total			42,166,956

Health Care (5.3%)
* CK Life Sciences International, Inc.	Hong Kong	2,560	408
GlaxoSmithKline PLC	United Kingdom	77,740	1,823,872
Ono Pharmaceutical Co., Ltd.	Japan	41,000	2,300,673
SANOFI-AVENTIS	France	34,683	2,772,001
Shire Pharmaceuticals Group PLC	United Kingdom	238,840	2,508,263
Takeda Pharmaceutical Co., Ltd.	Japan	30,100	1,515,722

Total			10,920,939

Industrials (16.1%)
Adecco SA	Switzerland	26,660	1,342,261
Atlas Copco AB	Sweden	47,330	2,136,666
BAE Systems PLC	United Kingdom	732,000	3,239,370
* British Airways PLC	United Kingdom	267,250	1,205,769
Deutsche Post AG	Germany	128,710	2,956,639
East Japan Railway Co.	Japan	233	1,296,087
Empresa Brasiliera DE AE, ADR	Brazil	31,570	1,055,701
Hutchison Whampoa, Ltd.	Hong Kong	233,000	2,180,806
KCI Konecranes International PLC	Finland	35,290	1,559,437
Rentokil Initial PLC	United Kingdom	570,460	1,618,197
* Rolls-Royce Group PLC	United Kingdom	408,530	1,937,312
Securitas AB - Class B	Sweden	115,550	1,982,228
Smiths Group PLC	United Kingdom	102,720	1,621,084
Societe Bic SA	France	18,578	934,329
Swire Pacific, Ltd. - Class B	Hong Kong	598,500	889,353
Swire Pacific, Ltd. - Class A	Hong Kong	166,000	1,388,192
Toto, Ltd.	Japan	180,000	1,717,966
Vestas Wind Systems AS	Denmark	178,413	2,216,898
Volvo AB - Class B	Sweden	57,810	2,292,253

Total			33,570,548

Information Technology (6.4%)
* Celestica, Inc.	Canada	87,600	1,235,605
* Check Point Software Technologies, Ltd.	Israel	81,590	2,009,562
Hitachi, Ltd.	Japan	256,000	1,773,787
Nintendo Co., Ltd.	Japan	13,800	1,733,249
Samsung Electronics Co., Ltd.	South Korea	9,830	4,277,835
Toshiba Corp.	Japan	493,000	2,116,912

Total			13,146,950

Materials (10.7%)
Akzo Nobel NV	Netherlands	51,780	2,208,586
Alumina, Ltd.	Australia	405,550	1,888,389
BASF AG	Germany	44,220	3,185,619
Bayer AG	Germany	56,770	1,924,486
BHP Billiton, Ltd.	Australia	221,110	2,658,854
* Cia Vale Do Rio Doce, ADR	Brazil	97,950	2,388,021
Domtar, Inc.	Canada	97,740	1,182,849
Norske Skogindustrier	Norway	123,180	2,664,275
Stora Enso OYJ - Class R	Finland	141,510	2,167,756
UPM-Kymmene OYJ	Finland	84,760	1,884,836

Total			22,153,671

Telecommunication Services (9.1%)
BCE, Inc.	Canada	91,050	2,197,693
KT Corp., ADR	South Korea	82,460	1,798,453
Nippon Telegraph & Telephone Corp.	Japan	414	1,858,495
Portugal Telecom SA	Portugal	135,250	1,672,931
SK Telecom, Ltd., ADR	South Korea	69,330	1,542,593
Telefonica SA, ADR	Spain	54,193	3,061,904
Telefonos de Mexico SA, ADR	Mexico	55,280	2,118,330
Telenor ASA	Norway	258,370	2,346,238
Vodafone Group PLC	United Kingdom	812,860	2,204,362

Total			18,800,999

Utilities (7.0%)
E.On AG	Germany	31,420	2,863,974
Endesa SA	Spain	44,630	1,048,869
Hong Kong Electric Holdings, Ltd.	Hong Kong	332,248	1,517,465
Iberdrola SA	Spain	82,830	2,105,371
Korea Electric Power Corp.	South Korea	48,010	1,245,236
National Grid Transco PLC	United Kingdom	233,870	2,227,075
Suez SA	France	129,390	3,450,636

Total			14,458,626

Total Foreign Common Stocks (Cost: $139,811,853)			197,901,580

Money Market Investments (4.3%)

Finance Services (2.8%)
Ciesco LLC, 2.20%, 1/3/05	United States	2,800,000	2,799,658
Citicorp, 2.27%, 1/20/05	United States	3,000,000	2,996,406

Total			5,796,064

Short Term Business Credit (1.5%)
Old Line Funding Corp., 2.24%, 1/5/05	United States	3,000,000	2,999,253

Total			2,999,253

Total Money Market Investments (Cost: $8,795,317)			8,795,317

Total Investments (99.9%) (Cost $148,607,170)(a)			206,696,897

Other Assets, Less Liabilities (0.1%)			118,986

Total Net Assets (100.0%)			$206,815,883

*	Non - Income Producing

ADR - American Depository Receipt

(a)	At December 31, 2004 the aggregate cost of securities for federal tax purposes was $148,607,170 and the net unrealized appreciation of investments based on that cost was $58,089,727 which is comprised of $59,331,006 aggregate gross unrealized appreciation and $1,241,279 aggregate gross unrealized depreciation.

Investment Percentage by Country:

United Kingdom	21.6%
Japan	10.1%
France	7.3%
Germany	6.3%
Netherlands	5.5%
Spain	5.5%
Other	43.7%
Total	100.00%

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

MS Index 400

Schedule of Investments

December 31, 2004 (unaudited)

	Shares/ Par	Market Value
Common Stocks (89.7%)

Consumer Discretionary (17.4%)
* 99 Cents Only Stores	11,400	$184,224
Abercrombie & Fitch Co. - Class A	15,600	732,420
* Advance Auto Parts, Inc.	12,400	541,632
* Aeropostale, Inc.	9,200	270,756
American Eagle Outfitters, Inc.	12,150	572,265
American Greetings Corp. - Class A	11,300	286,455
* AnnTaylor Stores Corp.	11,600	249,748
Applebee’s International, Inc.	13,300	351,785
ArvinMeritor, Inc.	11,375	254,459
Bandag, Inc.	3,200	159,392
* Barnes & Noble, Inc.	11,500	371,105
Belo Corp. - Class A	18,900	495,936
Blyth, Inc.	6,700	198,052
Bob Evans Farms, Inc.	5,800	151,612
Borders Group, Inc.	12,400	314,960
BorgWarner, Inc.	9,200	498,364
Boyd Gaming Corp.	14,300	595,595
* Brinker International, Inc.	14,250	499,748
* Caesars Entertainment, Inc.	51,500	1,037,210
Callaway Golf Co.	12,600	170,100
* CarMax, Inc.	17,100	530,955
Catalina Marketing Corp.	8,600	254,818
CBRL Group, Inc.	7,900	330,615
* The Cheesecake Factory, Inc.	12,800	415,616
* Chico’s FAS, Inc.	14,700	669,291
Claire’s Stores, Inc.	16,300	346,375
D.R. Horton, Inc.	38,400	1,547,904
* Dollar Tree Stores, Inc.	18,650	534,882
* Emmis Communications Corp. - Class A	9,200	176,548
* Entercom Communications Corp. - Class A	8,200	294,298
Foot Locker, Inc.	25,600	689,408
Furniture Brands International, Inc.	8,700	217,935
Gentex Corp.	12,800	473,856
GTECH Holdings Corp.	19,100	495,645
Harman International Industries, Inc.	11,000	1,397,000
Harte-Hanks, Inc.	14,050	365,019
* Hovnanian Enterprises, Inc. - Class A	10,100	500,152
International Speedway Corp. - Class A	8,800	464,640
* Krispy Kreme Doughnuts, Inc.	10,100	127,260
Lear Corp.	11,100	677,211
Lee Enterprises, Inc.	7,400	340,992
Lennar Corp. - Class A	25,700	1,456,676
Mandalay Resort Group	11,100	781,773
Media General, Inc. - Class A	3,900	252,759
Michaels Stores, Inc.	22,300	668,331
Modine Manufacturing Co.	5,700	192,489
* Mohawk Industries, Inc.	11,000	1,003,750
The Neiman Marcus Group, Inc. - Class A	8,000	572,320
* O’Reilly Automotive, Inc.	9,100	409,955
Outback Steakhouse, Inc.	12,100	553,938
* Pacific Sunwear of California, Inc.	12,200	271,572
* Payless ShoeSource, Inc.	11,121	136,788
PETsMART, Inc.	23,900	849,167
Pier 1 Imports, Inc.	14,100	277,770
The Reader’s Digest Association, Inc. - Class A	16,400	228,124
Regis Corp.	7,300	336,895

* Rent-A-Center, Inc.	12,500	331,250
Ross Stores, Inc.	24,300	701,541
Ruby Tuesday, Inc.	10,700	279,056
Ryland Group, Inc.	7,800	448,812
Saks, Inc.	22,900	332,279
* Scholastic Corp.	6,500	240,240
Thor Industries, Inc.	9,400	348,270
* The Timberland Co. - Class A	5,700	357,219
* Toll Brothers, Inc.	12,300	843,903
Tupperware Corp.	9,600	198,912
* Urban Outfitters, Inc.	13,300	590,520
* Valassis Communications, Inc.	8,400	294,084
The Washington Post Co. - Class B	1,600	1,572,831
* Westwood One, Inc.	15,800	425,494
* Williams-Sonoma, Inc.	19,200	672,768

Total		34,415,724

Consumer Staples (4.1%)
* BJ’s Wholesale Club, Inc.	11,400	332,082
Church & Dwight Co., Inc.	10,250	344,605
* Constellation Brands, Inc. - Class A	17,800	827,878
* Dean Foods Co.	24,537	808,494
* Energizer Holdings, Inc.	12,800	636,032
Hormel Foods Corp.	22,800	714,780
The J.M. Smucker Co.	9,580	450,931
Lancaster Colony Corp.	5,800	248,646
PepsiAmericas, Inc.	22,800	484,272
Ruddick Corp.	7,700	167,013
* Smithfield Foods, Inc.	18,300	541,497
Tootsie Roll Industries, Inc.	8,605	297,991
Tyson Foods, Inc. - Class A	58,090	1,068,856
Universal Corp.	4,200	200,928
Whole Foods Market, Inc.	10,200	972,570

Total		8,096,575

Energy (6.1%)
* Cooper Cameron Corp.	9,000	484,290
ENSCO International, Inc.	24,900	790,326
* FMC Technologies, Inc.	11,299	363,828
* Forest Oil Corp.	9,800	310,856
* Grant Prideco, Inc.	20,300	407,015
* Hanover Compressor Co.	12,900	182,277
Helmerich & Payne, Inc.	8,300	282,532
Murphy Oil Corp.	15,100	1,214,795
* National-Oilwell, Inc.	14,100	497,589
* Newfield Exploration Co.	10,200	602,310
Noble Energy, Inc.	9,700	598,102
Overseas Shipholding Group, Inc.	6,500	358,800
Patterson-UTI Energy, Inc.	27,500	534,875
Pioneer Natural Resources Co.	24,000	842,400
* Plains Exploration and Production Co.	12,700	330,200
Pogo Producing Co.	10,600	513,994
* Pride International, Inc.	22,400	460,096
* Smith International, Inc.	17,300	941,293
Tidewater, Inc.	10,000	356,100
* Varco International, Inc.	16,067	468,353
* Weatherford International, Ltd.	22,400	1,149,120
Western Gas Resources, Inc.	12,200	356,850

Total		12,046,001

Financials (16.6%)
A.G. Edwards, Inc.	12,600	544,446
* Allmerica Financial Corp.	8,800	288,904
AMB Property Corp.	13,700	553,343
American Financial Group, Inc.	12,100	378,851
* AmeriCredit Corp.	25,600	625,920
AmerUs Group, Co.	6,400	289,920
Arthur J. Gallagher & Co.	15,200	494,000
Associated Banc-Corp.	21,311	707,738
Astoria Financial Corp.	12,200	487,634
Bank of Hawaii Corp.	8,700	441,438
Banknorth Group, Inc.	28,900	1,057,740
Brown & Brown, Inc.	11,400	496,470
City National Corp.	8,100	572,265
The Colonial BancGroup, Inc.	22,000	467,060
Commerce Bancorp, Inc.	13,100	843,640
Cullen/Frost Bankers, Inc.	8,600	417,960
Developers Diversified Realty Corp.	17,700	785,349
Eaton Vance Corp.	11,000	573,650
Everest Re Group, Ltd.	9,200	823,952
Fidelity National Financial, Inc.	28,713	1,311,322
The First American Corp.	14,800	520,072
FirstMerit Corp.	13,900	396,011
GATX Corp.	8,100	239,436
Greater Bay Bancorp	8,400	234,192
HCC Insurance Holdings, Inc.	11,200	370,944
Hibernia Corp. - Class A	25,500	752,505
Highwoods Properties, Inc.	8,800	243,760
Horace Mann Educators Corp.	7,000	133,560
Hospitality Properties Trust	11,100	510,600
Independence Community Bank Corp.	13,900	591,862
IndyMac Bancorp, Inc.	10,200	351,390
Investors Financial Services Corp.	10,900	544,782
Jefferies Group, Inc.	9,400	378,632
* LaBranche & Co., Inc.	9,800	87,808
Legg Mason, Inc.	16,600	1,216,116
Leucadia National Corp.	11,800	819,864
Liberty Property Trust	14,100	609,120
Mack-Cali Realty Corp.	10,000	460,300
Mercantile Bankshares Corp.	13,000	678,600
MoneyGram International, Inc.	14,600	308,644
New Plan Excel Realty Trust, Inc.	16,900	457,652
New York Community Bancorp, Inc.	43,688	898,662
* Ohio Casualty Corp.	10,200	236,742
Old Republic International Corp.	30,000	759,000
The PMI Group, Inc.	15,700	655,475
Protective Life Corp.	11,400	486,666
Radian Group, Inc.	15,100	803,924
Raymond James Financial, Inc.	12,100	374,858
Rayonier, Inc.	8,205	401,307
SEI Investments Co.	16,900	708,617
* Silicon Valley Bancshares	5,900	264,438
StanCorp Financial Group, Inc.	4,700	387,750
TCF Financial Corp.	22,800	732,792
United Dominion Realty Trust, Inc.	21,800	540,640
Unitrin, Inc.	11,300	513,585
W.R. Berkley Corp.	13,850	653,305
Waddell & Reed Financial, Inc. - Class A	13,600	324,904
Washington Federal, Inc.	12,940	343,428
Webster Financial Corp.	8,700	440,568
Weingarten Realty Investments	14,600	585,460
Westamerica Bancorporation	5,200	303,212
Wilmington Trust Corp.	11,100	401,265

Total		32,884,050

Health Care (9.6%)
* Apria Healthcare Group, Inc.	8,000	263,600
* Barr Pharmaceuticals, Inc.	16,875	768,488
Beckman Coulter, Inc.	10,000	669,900

* Cephalon, Inc.	9,500	483,360
* Charles River Laboratories International, Inc.	10,700	492,307
* Community Health Systems, Inc.	14,400	401,472
* Covance, Inc.	10,300	399,125
* Coventry Health Care, Inc.	14,800	785,584
* Cytyc Corp.	18,400	507,288
DENTSPLY International, Inc.	13,300	747,460
* Edwards Lifesciences Corp.	9,800	404,348
* First Health Group Corp.	15,100	282,521
* Health Net, Inc.	18,300	528,321
* Henry Schein, Inc.	7,100	494,444
Hillenbrand Industries, Inc.	10,200	566,508
* INAMED Corp.	5,900	373,175
* Invitrogen Corp.	8,400	563,892
* IVAX Corp.	41,300	653,366
* LifePoint Hospitals, Inc.	6,400	222,848
* Lincare Holdings, Inc.	16,500	703,725
* Millennium Pharmaceuticals, Inc.	50,300	609,636
Omnicare, Inc.	17,100	592,002
* PacifiCare Health Systems, Inc.	13,900	785,628
* Par Pharmaceutical Companies, Inc.	5,600	231,728
* Patterson Companies, Inc.	22,600	980,614
Perrigo Co.	11,900	205,513
* Protein Design Labs, Inc.	15,700	324,362
* Renal Care Group, Inc.	11,050	397,690
* Sepracor, Inc.	17,300	1,027,100
* STERIS Corp.	11,400	270,408
* Techne Corp.	6,800	264,520
* Triad Hospitals, Inc.	12,714	473,088
Universal Health Services, Inc. - Class B	9,600	427,200
Valeant Pharmaceuticals International	13,800	363,630
* Varian Medical Systems, Inc.	22,400	968,576
* Varian, Inc.	5,700	233,757
* VCA Antech, Inc.	13,500	264,600
* Vertex Pharmaceuticals, Inc.	13,200	139,524
* VISX, Inc.	8,200	212,134

Total		19,083,442

Industrials (11.4%)
Adesa, Inc.	15,100	320,422
* AGCO Corp.	14,900	326,161
* AirTran Holdings, Inc.	14,000	149,800
* Alaska Air Group, Inc.	4,400	147,356
Alexander & Baldwin, Inc.	7,000	296,940
* Alliant Techsystems, Inc.	6,200	405,356
AMETEK, Inc.	11,300	403,071
Banta Corp.	4,100	183,516
The Brink’s Co.	9,300	367,536
C.H. Robinson Worldwide, Inc.	14,000	777,280
* Career Education Corp.	16,900	676,000
Carlisle Companies, Inc.	5,100	331,092
* ChoicePoint, Inc.	14,633	672,972
CNF, Inc.	8,500	425,850
* Copart, Inc.	14,800	389,536
* Corinthian Colleges, Inc.	14,900	280,791
Crane Co.	9,700	279,748
Deluxe Corp.	8,200	306,106
* DeVry, Inc.	11,600	201,376
Donaldson Co., Inc.	13,700	446,346
* The Dun & Bradstreet Corp.	11,400	680,010
* Dycom Industries, Inc.	8,000	244,160
* Education Management Corp.	12,100	399,421
Expeditors International of Washington, Inc.	17,500	977,899
Fastenal Co.	12,500	769,500
Federal Signal Corp.	7,900	139,514
* Flowserve Corp.	9,100	250,614
Graco, Inc.	11,400	425,790

Granite Construction, Inc.	6,800	180,880
Harsco Corp.	6,800	379,032
Herman Miller, Inc.	11,600	320,508
HNI Corp.	9,200	396,060
Hubbell, Inc. - Class B	10,000	523,000
* ITT Educational Services, Inc.	7,600	361,380
J.B. Hunt Transport Services, Inc.	13,400	600,990
* Jacobs Engineering Group, Inc.	9,300	444,447
* JetBlue Airways Corp.	17,050	395,901
Kelly Services, Inc. - Class A	5,800	175,044
Kennametal, Inc.	6,300	313,551
* Korn/Ferry International	6,400	132,800
* Laureate Education, Inc.	7,951	350,560
Manpower, Inc.	14,800	714,840
Nordson Corp.	6,000	240,420
Pentair, Inc.	16,600	723,096
Precision Castparts Corp.	10,800	709,344
* Quanta Services, Inc.	19,300	154,400
Republic Services, Inc.	24,800	831,792
Rollins, Inc.	7,500	197,400
* Sequa Corp. - Class A	1,700	103,955
* Sotheby’s Holdings, Inc. - Class A	10,400	188,864
SPX Corp.	12,400	496,744
* Stericycle, Inc.	7,400	340,030
* Swift Transportation Co., Inc.	12,100	259,908
Tecumseh Products Co. - Class A	3,000	143,400
Teleflex, Inc.	6,600	342,804
* Thomas & Betts Corp.	9,700	298,275
Trinity Industries, Inc.	7,800	265,824
* United Rentals, Inc.	12,800	241,920
Werner Enterprises, Inc.	12,975	293,754
York International Corp.	6,800	234,872

Total		22,629,958

Information Technology (13.1%)
* 3Com Corp.	62,400	260,208
* Activision, Inc.	22,825	460,609
Acxiom Corp.	14,200	373,460
ADTRAN, Inc.	12,600	241,164
* Advent Software, Inc.	5,400	110,592
* Alliance Data Systems Corp.	13,400	636,232
* Amphenol Corp. - Class A	14,600	536,404
* Arrow Electronics, Inc.	19,100	464,130
* Ascential Software Corp.	9,675	157,799
* Atmel Corp.	78,500	307,720
* Avnet, Inc.	19,800	361,152
* Avocent Corp.	8,200	332,264
* The BISYS Group, Inc.	19,800	325,710
* Cabot Microelectronics Corp.	4,085	163,604
* Cadence Design Systems, Inc.	44,400	613,164
CDW Corp.	13,700	908,995
* Ceridian Corp.	24,500	447,860
Certegy, Inc.	10,300	365,959
* CheckFree Corp.	14,300	544,544
* Cognizant Technology Solutions Corp. - Class A	21,900	927,026
* CommScope, Inc.	8,900	168,210
* Credence Systems Corp.	15,700	143,655
* Cree, Inc.	12,200	488,976
* CSG Systems International, Inc.	8,400	157,080
* Cypress Semiconductor Corp.	20,700	242,811
Diebold, Inc.	11,800	657,614
* DST Systems, Inc.	13,800	719,256
Fair Isaac Corp.	11,550	423,654
* Fairchild Semiconductor International, Inc.	19,700	320,322
* Gartner, Inc.	18,200	226,772
Harris Corp.	11,000	679,690
Imation Corp.	5,600	178,248

* Integrated Circuit Systems, Inc.	11,600	242,672
* Integrated Device Technology, Inc.	17,500	202,300
* International Rectifier Corp.	11,000	490,270
Intersil Corp. - Class A	24,800	415,152
Jack Henry & Associates, Inc.	14,900	296,659
* Keane, Inc.	10,200	149,940
* KEMET Corp.	14,200	127,090
* Lam Research Corp.	22,400	647,584
* Lattice Semiconductor Corp.	18,700	106,590
* LTX Corp.	10,100	77,669
* Macromedia, Inc.	11,700	364,104
* Macrovision Corp.	8,200	210,904
* McAfee, Inc.	26,400	763,752
* McDATA Corp. - Class A	19,400	115,624
* Mentor Graphics Corp.	12,600	192,654
* Micrel, Inc.	14,800	163,096
Microchip Technology, Inc.	34,000	906,440
* MPS Group, Inc.	16,900	207,194
National Instruments Corp.	13,050	355,613
* Newport Corp.	7,100	100,110
Plantronics, Inc.	8,000	331,760
* Plexus Corp.	7,100	92,371
* Polycom, Inc.	16,100	375,452
* Powerwave Technologies, Inc.	17,200	145,856
* Retek, Inc.	9,200	56,580
The Reynolds and Reynolds Co. - Class A	10,600	281,006
* RF Micro Devices, Inc.	30,800	210,672
* RSA Security, Inc.	11,400	228,684
* SanDisk Corp.	26,800	669,196
* Semtech Corp.	12,200	266,814
* Silicon Laboratories, Inc.	8,500	300,135
* Storage Technology Corp.	17,500	553,175
* Sybase, Inc.	15,700	313,215
* Synopsys, Inc.	25,000	490,500
* Tech Data Corp.	9,600	435,840
* The Titan Corp.	13,900	225,180
* Transaction Systems Architects, Inc. - Class A	6,100	121,085
* TriQuint Semiconductor, Inc.	22,637	100,735
* UTStarcom, Inc.	18,800	416,420
* Vishay Intertechnology, Inc.	27,300	410,046
* Wind River Systems, Inc.	13,500	182,925
* Zebra Technologies Corp. - Class A	11,850	666,918

Total		25,954,866

Materials (4.8%)
Airgas, Inc.	12,300	326,073
Albemarle Corp.	6,900	267,099
Arch Coal, Inc.	10,300	366,062
Bowater, Inc.	9,200	404,524
Cabot Corp.	10,200	394,536
Crompton Corp.	18,878	222,760
Cytec Industries, Inc.	6,500	334,230
Ferro Corp.	6,900	160,011
* FMC Corp.	6,100	294,630
Longview Fibre Co.	8,400	152,376
The Lubrizol Corp.	11,000	405,460
Lyondell Chemical Co.	39,800	1,151,016
Martin Marietta Materials, Inc.	7,900	423,914
Minerals Technologies, Inc.	3,400	226,780
Olin Corp.	11,500	253,230
P.H. Glatfelter Co.	7,200	110,016
Packaging Corp. of America	17,600	414,480
Peabody Energy Corp.	10,600	857,646
Potlatch Corp.	4,900	247,842
RPM International, Inc.	19,200	377,472
* The Scotts Co. - Class A	5,400	397,008
Sensient Technologies Corp.	7,700	184,723

Sonoco Products Co.	16,200	480,330
Steel Dynamics, Inc.	8,200	310,616
The Valspar Corp.	8,500	425,085
Worthington Industries, Inc.	14,400	281,952

Total		9,469,871

Telecommunication Services (0.5%)
* Cincinnati Bell, Inc.	40,400	167,660
Telephone and Data Systems, Inc.	9,400	723,330

Total		890,990

Utilities (6.1%)
AGL Resources, Inc.	12,300	408,852
Alliant Energy Corp.	19,000	543,400
Aqua America, Inc.	15,325	376,842
* Aquila, Inc.	39,800	146,862
Black Hills Corp.	5,300	162,604
DPL, Inc.	20,800	522,288
Duquesne Light Holdings, Inc.	12,600	237,510
Energy East Corp.	24,200	645,656
Equitable Resources, Inc.	10,100	612,666
Great Plains Energy, Inc.	12,200	369,416
Hawaiian Electric Industries, Inc.	13,300	387,695
IDACORP, Inc.	6,900	210,933
MDU Resources Group, Inc.	19,400	517,592
National Fuel Gas Co.	13,600	385,424
Northeast Utilities	21,100	397,735
NSTAR	8,800	477,664
OGE Energy Corp.	14,600	387,046
ONEOK, Inc.	17,000	483,140
Pepco Holdings, Inc.	30,900	658,788
PNM Resources, Inc.	9,900	250,371
Puget Energy, Inc.	16,400	405,080
Questar Corp.	13,900	708,344
SCANA Corp.	18,500	728,900
* Sierra Pacific Resouces	19,358	203,259
Vectren Corp.	12,500	335,000
Westar Energy, Inc.	14,100	322,467
WGL Holdings, Inc.	8,000	246,720
Wisconsin Energy Corp.	19,300	650,603
(b) WPS Resources Corp.	6,200	309,752

Total		12,092,609

Total Common Stocks (Cost: $132,491,021)		177,564,086

Money Market Investments (10.2%)

Federal Government & Agencies (1.2%)
(b) Federal Home Loan Mortgage Corp., 2.42%, 03/22/05	1,100,000	1,094,423
(b) Federal National Mortgage Assoc., 1.05%, 1/3/05	1,200,000	1,199,930

Total		2,294,353

Finance Lessors (3.0%)
(b) Preferred Receivable Funding, 2.25%, 1/6/05	3,000,000	2,999,062
(b) Thunder Bay Funding, Inc., 2.25%, 1/7/05	3,000,000	2,998,875

Total		5,997,937

Finance Services (3.0%)
(b) Ciesco LP, 2.20%, 01/03/05	3,000,000	2,999,633
(b) Citicorp, 2.27%, 1/20/05	3,000,000	2,996,406

Total		5,996,039

Personal Credit Institutions (1.5%)
(b) Rabobank Financial Corp., 2.17%, 1/4/05	3,000,000	2,999,458

Total		2,999,458

Short Term Business Credit (1.5%)
(b) Old Line Funding Corp., 2.25%, 1/13/05	3,000,000	2,997,750

Total		2,997,750

Total Money Market Investments (Cost: $20,285,199)		20,285,537

Total Investments (99.9%) (Cost $152,776,220)(a)		197,849,623

Other Assets, Less Liabilities (0.1%)		123,555

Total Net Assets (100.0%)		$197,973,178

*	Non-Income Producing

(a)	At December 31, 2004 the aggregate cost of securities for federal tax purposes was $152,776,220 and the net unrealized appreciation of investments based on that cost was $45,073,404 which is comprised of $51,639,338 aggregate gross unrealized appreciation and $6,565,934 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ Depreciation (000’s)
S&P Midcap 400 Index Futures	61	3/05	$696,929
(Total Notional Value at December 31, 2004 $19,596,246)

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

MS Growth Stock

Schedule of Investments

December 31, 2004 (unaudited)

	Shares/ Par	Market Value
Common Stocks (92.4%)

Consumer Discretionary (17.3%)
* Bed Bath & Beyond, Inc.	24,400	$971,852
Best Buy Co., Inc.	14,300	849,706
Carnival Corp.	26,200	1,509,906
* Comcast Corp. - Class A	25,143	836,759
* eBay, Inc.	8,500	988,380
Fortune Brands, Inc.	32,300	2,492,914
Harley-Davidson, Inc.	20,300	1,233,225
J. C. Penney Co., Inc.	40,500	1,676,700
* Kohl’s Corp.	18,700	919,479
Lowe’s Companies, Inc.	18,200	1,048,138
McDonald’s Corp.	37,500	1,202,250
The McGraw-Hill Companies, Inc.	17,600	1,611,104
News Corp. - Class A	58,200	1,086,012
NIKE, Inc. - Class B	15,400	1,396,626
PETsMART, Inc.	26,300	934,439
Staples, Inc.	41,200	1,388,852
Target Corp.	50,900	2,643,237
* Time Warner, Inc.	63,000	1,224,720
Viacom, Inc. - Class B	30,400	1,106,256

Total		25,120,555

Consumer Staples (7.3%)
Altria Group, Inc.	32,100	1,961,310
Anheuser-Busch Companies, Inc.	18,300	928,359
Avon Products, Inc.	29,300	1,133,910
PepsiCo, Inc.	38,780	2,024,316
The Procter & Gamble Co.	17,700	974,916
Wal-Mart Stores, Inc.	46,700	2,466,694
Walgreen Co.	27,100	1,039,827

Total		10,529,332

Energy (5.4%)
ConocoPhillips	15,443	1,340,916
EOG Resources, Inc.	20,400	1,455,744
Exxon Mobil Corp.	46,484	2,382,770
Halliburton Co.	33,800	1,326,312
* Noble Corp.	25,400	1,263,396

Total		7,769,138

Financials (14.2%)
American Express Co.	40,400	2,277,348
American International Group, Inc.	25,000	1,641,750
Capital One Financial Corp.	10,600	892,626
Citigroup, Inc.	42,900	2,066,922
The Goldman Sachs Group, Inc.	12,200	1,269,288
Legg Mason, Inc.	10,500	769,230
Lehman Brothers Holdings, Inc.	15,300	1,338,444
Morgan Stanley	26,400	1,465,728

Principal Financial Group, Inc.	36,900	1,510,686
Prudential Financial, Inc.	33,000	1,813,680
U.S. Bancorp	48,800	1,528,416
Wachovia Corp.	22,100	1,162,460
Wells Fargo & Co.	45,900	2,852,685

Total		20,589,263

Health Care (14.4%)
Abbott Laboratories	32,900	1,534,785
* Amgen, Inc.	35,000	2,245,250
* Boston Scientific Corp.	28,800	1,023,840
* Caremark Rx, Inc.	33,100	1,305,133
Eli Lilly and Co.	22,100	1,254,175
* Fisher Scientific International, Inc.	10,900	679,942
* Genentech, Inc.	18,800	1,023,472
* Gilead Sciences, Inc.	32,500	1,137,175
Guidant Corp.	4,500	324,450
Johnson & Johnson	37,800	2,397,276
Medtronic, Inc.	36,900	1,832,823
Pfizer, Inc.	72,800	1,957,592
* St. Jude Medical, Inc.	23,200	972,776
Teva Pharmaceutical Industries, Ltd., ADR	42,900	1,280,994
UnitedHealth Group, Inc.	8,100	713,043
* Zimmer Holdings, Inc.	15,100	1,209,812

Total		20,892,538

Industrials (9.2%)
* American Standard Companies, Inc.	78,900	3,260,148
Caterpillar, Inc.	8,700	848,337
FedEx Corp.	29,700	2,925,153
General Electric Co.	133,300	4,865,450
Tyco International, Ltd.	40,300	1,440,322

Total		13,339,410

Information Technology (21.2%)
* Accenture Ltd. - Class A	37,700	1,017,900
* Affiliated Computer Services, Inc. - Class A	26,400	1,589,016
Analog Devices, Inc.	29,500	1,089,140
* ASML Holding N.V.	70,100	1,115,291
* Broadcom Corp. - Class A	20,100	648,828
* Cisco Systems, Inc.	129,700	2,503,210
* Dell, Inc.	57,900	2,439,906
First Data Corp.	46,600	1,982,364
* Fiserv, Inc.	26,237	1,054,465
* Google, Inc. - Class A	2,600	502,060
Hewlett-Packard Co.	44,900	941,553
Intel Corp.	77,500	1,812,725
International Business Machines Corp.	19,600	1,932,168
* Lexmark International, Inc. - Class A	14,700	1,249,500
Microsoft Corp.	162,900	4,351,059
National Semiconductor Corp.	48,400	868,780
SAP AG, ADR	16,300	720,623
* Symantec Corp.	20,200	520,352
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	73,333	622,597
* Telefonaktiebolget LM Ericsson, ADR	35,900	1,130,491
Texas Instruments, Inc.	32,100	790,302
* VeriSign, Inc.	26,500	888,280
* Yahoo!, Inc.	29,236	1,101,612

Total		30,872,222

Materials (2.3%)
Alcoa, Inc.	29,600	930,032
PPG Industries, Inc.	13,200	899,712
Praxair, Inc.	34,900	1,540,835

Total		3,370,579

Other Holdings (0.2%)
Nasdaq-100 Trust, Series 1	8,500	339,235

Total		339,235

Telecommunication Services (0.9%)
Vodafone Group PLC, ADR	48,700	1,333,406

Total		1,333,406

Total Common Stocks (Cost: $111,384,201)		134,155,678

Money Market Investments (7.6%)

Federal Government & Agencies (0.7%)
Federal Home Loan Mortgage Corp., 2.42%, 03/22/05	1,000,000	994,930

Total		994,930

Finance Lessors (4.1%)
(b) Ranger Funding Co., LLC, 2.34%, 1/13/05	3,000,000	2,997,660
Windmill Funding Corp., 2.33%, 1/25/05	3,000,000	2,995,340

Total		5,993,000

Short Term Business Credit (2.8%)
CXC Inc., 2.20%, 1/3/05	1,000,000	999,878
(b) Old Line Funding Corp., 2.24%, 01/05/05	3,000,000	2,999,253

Total		3,999,131

Total Money Market Investments (Cost: $10,986,753)		10,987,061

Total Investments (100.0%) (Cost $122,370,954) (a)		145,142,739

Other Assets, Less Liabilities (0.0%)		(11,525)

Total Net Assets (100.0%)		$145,131,214

*	Non-Income Producing

ADR - American Depository Receipt

(a)

At December 31, 2004 the aggregate cost of securities for federal tax purposes was $122,370,954 and the net unrealized appreciation of investments based on that cost was $22,771,785 which is comprised of $24,233,385 aggregate gross unrealized appreciation and $1,461,600 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ Depreciation
S&P 500 Index Futures	19	3/05	$159,363
(Total Notional Value at December 31, 2004 $5,605,713)

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

MS Large Cap Core Stock

Schedule of Investments

December 31, 2004 (unaudited)

	Shares/ Par	Market Value
Common Stocks (94.8%)

Consumer Discretionary (12.5%)
Best Buy Co., Inc.	13,000	$772,460
Carnival Corp.	25,500	1,469,565
* Comcast Corp. - Class A	23,772	791,132
DaimlerChrysler AG	14,200	682,310
* eBay, Inc.	8,800	1,023,264
Fortune Brands, Inc.	18,100	1,396,958
J. C. Penney Co., Inc.	39,300	1,627,020
Lear Corp.	14,800	902,948
McDonald’s Corp.	33,300	1,067,598
News Corp. - Class A	56,600	1,056,156
NIKE, Inc. - Class B	17,500	1,587,075
Omnicom Group, Inc.	8,700	733,584
PETsMART, Inc.	26,400	937,992
Staples, Inc.	40,100	1,351,771
Target Corp.	30,250	1,570,883
* Time Warner, Inc.	52,900	1,028,376
Viacom, Inc. - Class B	11,600	422,124

Total		18,421,216

Consumer Staples (8.5%)
Altria Group, Inc.	45,000	2,749,500
Anheuser-Busch Companies, Inc.	18,200	923,286
Avon Products, Inc.	29,900	1,157,130
The Gillette Co.	17,200	770,216
PepsiCo, Inc.	33,500	1,748,700
The Procter & Gamble Co.	42,400	2,335,392
Wal-Mart Stores, Inc.	37,600	1,986,032
Walgreen Co.	25,100	963,087

Total		12,633,343

Energy (8.4%)
BP PLC, ADR	12,300	718,320
ConocoPhillips	24,210	2,102,154
Devon Energy Corp.	17,000	661,640
EOG Resources, Inc.	21,000	1,498,560
Exxon Mobil Corp.	73,600	3,772,736
Halliburton Co.	36,300	1,424,412
* Noble Corp.	14,400	716,256
Schlumberger, Ltd.	13,300	890,435
Valero Energy Corp.	14,400	653,760

Total		12,438,273

Financials (15.8%)
American Express Co.	18,100	1,020,297
American International Group, Inc.	27,200	1,786,224
Bank of America Corp.	44,700	2,100,453
Capital One Financial Corp.	11,000	926,310
The Chubb Corp.	8,800	676,720

CIT Group, Inc.	17,000	778,940
Citigroup, Inc.	35,200	1,695,936
Countrywide Financial Corp.	15,900	588,459
Freddie Mac	9,700	714,890
The Goldman Sachs Group, Inc.	12,100	1,258,884
J.P. Morgan Chase & Co.	34,848	1,359,420
Legg Mason, Inc.	11,000	805,860
Lehman Brothers Holdings, Inc.	14,000	1,224,720
Morgan Stanley	19,800	1,099,296
Prudential Financial, Inc.	34,300	1,885,128
U.S. Bancorp	59,300	1,857,276
Wachovia Corp.	20,700	1,088,820
Wells Fargo & Co.	38,900	2,417,635

Total		23,285,268

Health Care (11.0%)
Abbott Laboratories	29,100	1,357,515
* Amgen, Inc.	20,600	1,321,490
* Boston Scientific Corp.	29,200	1,038,060
* Caremark Rx, Inc.	32,300	1,273,589
Eli Lilly and Co.	18,700	1,061,225
* Fisher Scientific International, Inc.	11,100	692,418
* Genentech, Inc.	14,000	762,160
Guidant Corp.	4,600	331,660
Johnson & Johnson	43,300	2,746,086
Medtronic, Inc.	27,500	1,365,925
Pfizer, Inc.	43,674	1,174,394
* St. Jude Medical, Inc.	23,000	964,390
Teva Pharmaceutical Industries, Ltd., ADR	26,900	803,234
UnitedHealth Group, Inc.	7,900	695,437
* Zimmer Holdings, Inc.	8,500	681,020

Total		16,268,603

Industrials (10.5%)
3M Co.	22,400	1,838,368
Canadian National Railway Co.	27,600	1,690,500
FedEx Corp.	14,800	1,457,652
General Electric Co.	145,200	5,299,800
Honeywell International, Inc.	27,480	973,067
Tyco International, Ltd.	41,600	1,486,784
United Technologies Corp.	16,900	1,746,615
Waste Management, Inc.	35,800	1,071,852

Total		15,564,638

Information Technology (15.4%)
* Accenture Ltd. - Class A	36,900	996,300
* Affiliated Computer Services, Inc. - Class A	12,800	770,432
Analog Devices, Inc.	21,500	793,780
* ASML Holding N.V.	41,100	653,901
* Broadcom Corp. - Class A	23,200	748,896
* Cisco Systems, Inc.	131,800	2,543,740
* Dell, Inc.	46,100	1,942,654
First Data Corp.	40,600	1,727,124
* Google, Inc. - Class A	2,700	521,370
Intel Corp.	77,100	1,803,369
International Business Machines Corp.	14,200	1,399,836
* Lexmark International, Inc. - Class A	14,600	1,241,000
Microsoft Corp.	143,500	3,832,885
National Semiconductor Corp.	30,200	542,090
SAP AG, ADR	26,800	1,184,828
* Symantec Corp.	20,700	533,232
* VeriSign, Inc.	27,200	911,744

* Yahoo!, Inc.	17,100	644,328

Total		22,791,509

Materials (5.4%)
Alcoa, Inc.	28,300	889,186
The Dow Chemical Co.	24,400	1,208,044
Monsanto Co.	28,500	1,583,175
Newmont Mining Corp.	14,300	635,063
PPG Industries, Inc.	10,500	715,680
Praxair, Inc.	27,100	1,196,465
Temple-Inland, Inc.	15,200	1,039,680
Weyerhaeuser Co.	9,600	645,312

Total		7,912,605

Other Holdings (1.3%)
iShares DJ Select Dividend Index Fund	21,900	1,343,346
* iShares Nasdaq Biotechnology Index Fund	7,500	565,500

Total		1,908,846

Telecommunication Services (3.3%)
* Nextel Communications, Inc. - Class A	40,300	1,209,000
SBC Communications, Inc.	34,491	888,833
Sprint Corp.	30,000	745,500
Verizon Communications, Inc.	32,700	1,324,677
Vodafone Group PLC, ADR	28,000	766,640

Total		4,934,650

Utilities (2.7%)
DTE Energy Co.	15,300	659,889
Duke Energy Corp.	35,900	909,347
Edison International	21,025	673,431
* PG&E Corp.	53,800	1,790,464

Total		4,033,131

Total Common Stocks (Cost: $111,405,393)		140,192,082

Money Market Investments (5.2%)

Federal Government & Agencies (0.7%)
Federal Home Loan Mortgage Corp., 2.42%, 03/22/05	1,000,000	994,930

Total		994,930

Finance Lessors (2.0%)
(b) Ranger Funding Co., LLC, 2.34%, 1/13/05	3,000,000	2,997,660

Total		2,997,660

Finance Services (2.0%)
(b) Preferred Receivable Funding, 2.34%, 1/13/05	3,000,000	2,997,660

Total		2,997,660

Short Term Business Credit (0.5%)
CXC Inc., 2.20%, 1/3/05	700,000	699,914

Total		699,914

Total Money Market Investments (Cost: $7,689,857)		7,690,164

Total Investments (100.0%) (Cost $119,095,250)(a)		147,882,246

Other Assets, Less Liabilities (0.0%)		(39,147)

Total Net Assets (100.0%)		$147,843,099

*	Non-Income Producing

ADR - American Depository Receipt

(a)	At December 31, 2004 the aggregate cost of securities for federal tax purposes was $119,095,250 and the net unrealized appreciation of investments based on that cost was $28,786,997 which is comprised of $29,992,350 aggregate gross unrealized appreciation and $1,205,353 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ Depreciation
S&P 500 Index Futures	17	3/05	$142,588
(Total Notional Value at December 31, 2004 $5,015,638)

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

MS Index 500

Schedule of Investments

December 31, 2004 (unaudited)

	Shares/ Par	Market Value
Common Stocks (96.8%)

Consumer Discretionary (11.6%)
* AutoNation, Inc.	4,200	$80,682
* AutoZone, Inc.	1,300	118,703
* Bed Bath & Beyond, Inc.	4,800	191,184
Best Buy Co., Inc.	5,150	306,013
* Big Lots, Inc.	1,800	21,834
The Black & Decker Corp.	1,300	114,829
Brunswick Corp.	1,500	74,250
Carnival Corp.	10,018	577,337
Centex Corp.	2,000	119,160
Circuit City Stores, Inc.	3,100	48,484
Clear Channel Communications, Inc.	9,100	304,759
* Coach, Inc.	3,000	169,200
* Comcast Corp. - Class A	35,084	1,167,596
Cooper Tire & Rubber Co.	1,200	25,860
Dana Corp.	2,378	41,211
Darden Restaurants, Inc.	2,450	67,963
Delphi Automotive Systems Corp.	8,829	79,638
Dillard’s, Inc. - Class A	1,300	34,931
Dollar General Corp.	5,190	107,796
Dow Jones & Co., Inc.	1,300	55,978
Eastman Kodak Co.	4,500	145,125
* eBay, Inc.	10,500	1,220,940
Family Dollar Stores, Inc.	2,600	81,198
Federated Department Stores, Inc.	2,637	152,392
Ford Motor Co.	28,844	422,276
Fortune Brands, Inc.	2,300	177,514
Gannett Co., Inc.	4,000	326,800
The Gap, Inc.	13,862	292,765
General Motors Corp.	8,904	356,694
Genuine Parts Co.	2,750	121,165
* The Goodyear Tire & Rubber Co.	2,800	41,048
Harley-Davidson, Inc.	4,625	280,969
Harrah’s Entertainment, Inc.	1,800	120,402
Hasbro, Inc.	2,750	53,295
Hilton Hotels Corp.	6,100	138,714
The Home Depot, Inc.	34,650	1,480,942
International Game Technology	5,400	185,652
* The Interpublic Group of Companies, Inc.	6,700	89,780
J. C. Penney Co., Inc.	4,525	187,335
Johnson Controls, Inc.	3,000	190,320
Jones Apparel Group, Inc.	1,900	69,483
KB Home	700	73,080
Knight-Ridder, Inc.	1,200	80,328
* Kohl’s Corp.	5,400	265,518
Leggett & Platt, Inc.	3,000	85,290
The Limited, Inc.	6,410	147,558
Liz Claiborne, Inc.	1,700	71,757
Lowe’s Companies, Inc.	12,200	702,598
Marriott International, Inc. - Class A	3,500	220,430
Mattel, Inc.	6,600	128,634
The May Department Stores Co.	4,650	136,710
Maytag Corp.	1,300	27,430
McDonald’s Corp.	19,851	636,423
The McGraw-Hill Companies, Inc.	3,000	274,620
Meredith Corp.	800	43,360
The New York Times Co. - Class A	2,338	95,390

Newell Rubbermaid, Inc.	4,345	105,106
News Corp. - Class A	47,100	878,886
NIKE, Inc. - Class B	4,100	371,829
Nordstrom, Inc.	2,200	102,806
* Office Depot, Inc.	4,900	85,064
OfficeMax, Inc.	1,500	47,070
Omnicom Group, Inc.	2,900	244,528
Pulte Homes, Inc.	2,000	127,600
RadioShack Corp.	2,533	83,285
Reebok International, Ltd.	900	39,600
Sears, Roebuck & Co.	3,300	168,399
The Sherwin-Williams Co.	2,227	99,391
Snap-on, Inc.	866	29,756
The Stanley Works	1,300	63,687
Staples, Inc.	7,900	266,309
* Starbucks Corp.	6,300	392,868
Starwood Hotels & Resorts Worldwide, Inc.	3,300	192,720
Target Corp.	14,100	732,213
Tiffany & Co.	2,300	73,531
* Time Warner, Inc.	72,300	1,405,512
The TJX Companies, Inc.	7,600	190,988
* Toys “R” Us, Inc.	3,400	69,598
Tribune Co.	5,060	213,228
* Univision Communications, Inc. - Class A	5,100	149,277
V. F. Corp.	1,800	99,684
Viacom, Inc. - Class B	26,931	980,019
Visteon Corp.	2,052	20,048
The Walt Disney Co.	32,225	895,855
Wendy’s International, Inc.	1,800	70,668
Whirlpool Corp.	1,000	69,210
Yum! Brands, Inc.	4,660	219,859

Total		21,319,937

Consumer Staples (10.1%)
Adolph Coors Co. - Class B	600	45,402
Alberto-Culver Co.	1,450	70,427
Albertson’s, Inc.	5,839	139,435
Altria Group, Inc.	32,374	1,978,051
Anheuser-Busch Companies, Inc.	12,432	630,675
Archer-Daniels-Midland Co.	10,337	230,618
Avon Products, Inc.	7,450	288,315
Brown-Forman Corp. - Class B	1,912	93,076
Campbell Soup Co.	6,524	195,002
The Clorox Co.	2,400	141,432
The Coca-Cola Co.	38,225	1,591,307
Coca-Cola Enterprises, Inc.	7,400	154,290
Colgate-Palmolive Co.	8,324	425,856
ConAgra Foods, Inc.	8,100	238,545
Costco Wholesale Corp.	7,400	358,234
CVS Corp.	6,300	283,941
General Mills, Inc.	5,800	288,318
The Gillette Co.	15,700	703,046
H.J. Heinz Co.	5,500	214,445
Hershey Foods Corp.	3,900	216,606
Kellogg Co.	6,500	290,290
Kimberly-Clark Corp.	7,723	508,251
* The Kroger Co.	11,622	203,850
McCormick & Co., Inc.	2,200	84,920
The Pepsi Bottling Group, Inc.	3,900	105,456
PepsiCo, Inc.	26,600	1,388,520
The Procter & Gamble Co.	40,044	2,205,624
Reynolds American, Inc.	2,300	180,780
* Safeway, Inc.	7,100	140,154
Sara Lee Corp.	12,440	300,302
SUPERVALU, Inc.	2,100	72,492
SYSCO Corp.	10,125	386,471
UST, Inc.	2,600	125,086

Wal-Mart Stores, Inc.	66,867	3,531,915
Walgreen Co.	16,100	617,757
Wm. Wrigley Jr. Co.	3,500	242,165

Total		18,671,054

Energy (6.9%)
Amerada Hess Corp.	1,400	115,332
Anadarko Petroleum Corp.	3,919	253,990
Apache Corp.	5,140	259,930
Ashland, Inc.	1,100	64,218
Baker Hughes, Inc.	5,310	226,578
BJ Services Co.	2,600	121,004
Burlington Resources, Inc.	6,162	268,047
ChevronTexaco Corp.	33,422	1,754,989
ConocoPhillips	10,898	946,273
Devon Energy Corp.	7,700	299,684
El Paso Corp.	10,168	105,747
EOG Resources, Inc.	1,900	135,584
Exxon Mobil Corp.	101,899	5,223,343
Halliburton Co.	6,946	272,561
Kerr-McGee Corp.	2,395	138,407
Kinder Morgan, Inc.	2,000	146,260
Marathon Oil Corp.	5,500	206,855
* Nabors Industries, Ltd.	2,400	123,096
* Noble Corp.	2,100	104,454
Occidental Petroleum Corp.	6,200	361,832
* Rowan Companies, Inc.	1,700	44,030
Schlumberger, Ltd.	9,300	622,635
Sunoco, Inc.	1,200	98,052
* Transocean, Inc.	5,087	215,638
Unocal Corp.	4,200	181,608
Valero Energy Corp.	4,100	186,140
The Williams Companies, Inc.	8,800	143,352

Total		12,619,639

Financials (20.0%)
ACE, Ltd.	4,500	192,375
AFLAC, Inc.	8,000	318,720
The Allstate Corp.	10,825	559,869
Ambac Financial Group, Inc.	1,700	139,621
American Express Co.	19,825	1,117,535
American International Group, Inc.	41,119	2,700,284
AmSouth Bancorporation	5,600	145,040
Aon Corp.	5,025	119,897
Apartment Investment and Management Co. - Class A	1,500	57,810
Archstone-Smith Trust	3,100	118,730
Bank of America Corp.	63,740	2,995,142
The Bank of New York Co., Inc.	12,227	408,626
BB&T Corp.	8,700	365,835
The Bear Stearns Companies, Inc.	1,592	162,878
Capital One Financial Corp.	3,800	319,998
The Charles Schwab Corp.	21,300	254,748
The Chubb Corp.	3,000	230,700
Cincinnati Financial Corp.	2,667	118,041
CIT Group, Inc.	3,300	151,206
Citigroup, Inc.	81,915	3,946,664
Comerica, Inc.	2,650	161,703
Compass Bancshares, Inc.	1,900	92,473
Countrywide Financial Corp.	9,200	340,492
* E*TRADE Group, Inc.	5,900	88,205
Equity Office Properties Trust	6,400	186,368
Equity Residential Properties Trust	4,500	162,810
Fannie Mae	15,323	1,091,151
Federated Investors, Inc. - Class B	1,700	51,680
Fifth Third Bancorp	8,814	416,726

First Horizon National Corp.	1,900	81,909
Franklin Resources, Inc.	3,900	271,635
Freddie Mac	10,900	803,330
Golden West Financial Corp.	4,800	294,816
The Goldman Sachs Group, Inc.	7,600	790,704
The Hartford Financial Services Group, Inc.	4,600	318,826
Huntington Bancshares, Inc.	3,672	90,992
J.P. Morgan Chase & Co.	56,230	2,193,531
Janus Capital Group, Inc.	3,700	62,197
Jefferson-Pilot Corp.	2,200	114,312
KeyCorp	6,400	216,960
Lehman Brothers Holdings, Inc.	4,222	369,341
Lincoln National Corp.	2,800	130,704
Loews Corp.	2,900	203,870
M&T Bank Corp.	1,800	194,112
Marsh & McLennan Companies, Inc.	8,340	274,386
Marshall & Ilsley Corp.	3,500	154,700
MBIA, Inc.	2,250	142,380
MBNA Corp.	20,125	567,324
Mellon Financial Corp.	6,723	209,153
Merrill Lynch & Co., Inc.	14,700	878,619
MetLife, Inc.	11,749	475,952
MGIC Investment Corp.	1,500	103,365
Moody’s Corp.	2,325	201,926
Morgan Stanley	17,236	956,943
National City Corp.	10,724	402,686
North Fork Bancorporation, Inc.	7,450	214,933
Northern Trust Corp.	3,500	170,030
Plum Creek Timber Co., Inc. (REIT)	2,900	111,476
The PNC Financial Services Group, Inc.	4,433	254,632
Principal Financial Group, Inc.	4,800	196,512
The Progressive Corp.	3,200	271,488
ProLogis	2,900	125,657
* Providian Financial Corp.	4,600	75,762
Prudential Financial, Inc.	8,100	445,176
Regions Financial Corp.	7,327	260,768
SAFECO Corp.	2,000	104,480
Simon Property Group, Inc.	3,500	226,345
SLM Corp.	6,800	363,052
Sovereign Bancorp, Inc.	5,500	124,025
The St. Paul Travelers Companies, Inc.	10,522	390,051
State Street Corp.	5,300	260,336
SunTrust Banks, Inc.	5,900	435,892
Synovus Financial Corp.	4,850	138,613
T. Rowe Price Group, Inc.	2,000	124,400
Torchmark Corp.	1,700	97,138
U.S. Bancorp	29,471	923,032
UnumProvident Corp.	4,676	83,887
Wachovia Corp.	25,348	1,333,305
Washington Mutual, Inc.	13,779	582,576
Wells Fargo & Co.	26,725	1,660,959
XL Capital, Ltd. - Class A	2,200	170,830
Zions Bancorporation	1,400	95,242

Total		36,760,597

Health Care (12.3%)
Abbott Laboratories	24,625	1,148,756
Aetna, Inc.	2,300	286,925
Allergan, Inc.	2,100	170,247
AmerisourceBergen Corp.	1,700	99,756
* Amgen, Inc.	20,036	1,285,309
Applera Corp. - Applied Biosystems Group	3,100	64,821
Bausch & Lomb, Inc.	800	51,568
Baxter International, Inc.	9,700	335,038
Becton, Dickinson and Co.	4,000	227,200
* Biogen Idec, Inc.	5,245	349,369
Biomet, Inc.	4,000	173,560

* Boston Scientific Corp.	13,348	474,521
Bristol-Myers Squibb Co.	30,748	787,764
C. R. Bard, Inc.	1,700	108,766
Cardinal Health, Inc.	6,825	396,874
* Caremark Rx, Inc.	7,200	283,896
* Chiron Corp.	3,000	99,990
CIGNA Corp.	2,100	171,297
Eli Lilly and Co.	17,828	1,011,739
* Express Scripts, Inc.	1,200	91,728
* Fisher Scientific International, Inc.	1,900	118,522
* Forest Laboratories, Inc.	5,800	260,188
* Genzyme Corp.	3,900	226,473
* Gilead Sciences, Inc.	6,800	237,932
Guidant Corp.	5,000	360,500
HCA, Inc.	6,624	264,695
Health Management Associates, Inc. - Class A	3,800	86,336
* Hospira, Inc.	2,482	83,147
* Humana, Inc.	2,500	74,225
IMS Health, Inc.	3,700	85,877
Johnson & Johnson	46,864	2,972,115
* King Pharmaceuticals, Inc.	3,833	47,529
* Laboratory Corp. of America Holdings	2,200	109,604
Manor Care, Inc.	1,400	49,602
McKesson Corp.	4,621	145,377
* Medco Health Solutions, Inc.	4,294	178,630
* MedImmune, Inc.	3,900	105,729
Medtronic, Inc.	19,100	948,697
Merck & Co., Inc.	34,980	1,124,257
* Millipore Corp.	800	39,848
Mylan Laboratories, Inc.	4,200	74,256
PerkinElmer, Inc.	2,000	44,980
Pfizer, Inc.	118,903	3,197,303
Quest Diagnostics, Inc.	1,600	152,880
Schering-Plough Corp.	23,300	486,504
* St. Jude Medical, Inc.	5,600	234,808
Stryker Corp.	6,300	303,975
* Tenet Healthcare Corp.	7,400	81,252
* Thermo Electron Corp.	2,500	75,475
UnitedHealth Group, Inc.	10,300	906,709
* Waters Corp.	1,900	88,901
* Watson Pharmaceuticals, Inc.	1,700	55,777
* WellPoint, Inc.	4,700	540,500
Wyeth	21,100	898,649
* Zimmer Holdings, Inc.	3,830	306,860

Total		22,587,236

Industrials (11.4%)
3M Co.	12,300	1,009,461
* Allied Waste Industries, Inc.	5,000	46,400
American Power Conversion Corp.	3,000	64,200
* American Standard Companies, Inc.	3,400	140,488
* Apollo Group, Inc. - Class A	2,900	234,059
Avery Dennison Corp.	1,700	101,949
The Boeing Co.	13,270	686,988
Burlington Northern Santa Fe Corp.	5,927	280,406
Caterpillar, Inc.	5,400	526,554
Cendant Corp.	16,672	389,791
Cintas Corp.	2,700	118,422
Cooper Industries, Ltd. - Class A	1,400	95,046
CSX Corp.	3,400	136,272
Cummins, Inc.	700	58,653
Danaher Corp.	4,900	281,309
Deere & Co.	3,900	290,160
* Delta Air Lines, Inc.	2,000	14,960
Dover Corp.	3,200	134,208
Eaton Corp.	2,400	173,664
Emerson Electric Co.	6,625	464,413

Equifax, Inc.	2,100	59,010
FedEx Corp.	4,720	464,873
Fluor Corp.	1,300	70,863
General Dynamics Corp.	3,200	334,720
General Electric Co.	166,896	6,091,703
Goodrich Corp.	1,900	62,016
H&R Block, Inc.	2,600	127,400
Honeywell International, Inc.	13,550	479,806
Illinois Tool Works, Inc.	4,700	435,596
Ingersoll-Rand Co. - Class A	2,750	220,825
ITT Industries, Inc.	1,500	126,675
L-3 Communications Holdings, Inc.	1,800	131,832
Lockheed Martin Corp.	7,000	388,850
Masco Corp.	7,100	259,363
* Monster Worldwide, Inc.	1,900	63,916
* Navistar International Corp.	1,100	48,378
Norfolk Southern Corp.	6,300	227,997
Northrop Grumman Corp.	5,778	314,092
PACCAR, Inc.	2,750	221,320
Pall Corp.	2,000	57,900
Parker-Hannifin Corp.	1,850	140,119
Pitney Bowes, Inc.	3,636	168,274
* Power-One, Inc.	1,300	11,596
R. R. Donnelley & Sons Co.	3,433	121,151
Raytheon Co.	7,100	275,693
Robert Half International, Inc.	2,700	79,461
Rockwell Automation, Inc.	2,900	143,695
Rockwell Collins, Inc.	2,800	110,432
Ryder System, Inc.	1,000	47,770
Southwest Airlines Co.	12,280	199,918
Textron, Inc.	2,200	162,360
Tyco International, Ltd.	31,770	1,135,460
Union Pacific Corp.	4,100	275,725
United Parcel Service, Inc. - Class B	17,700	1,512,642
United Technologies Corp.	8,100	837,135
W.W. Grainger, Inc.	1,400	93,268
Waste Management, Inc.	9,057	271,167

Total		21,020,404

Information Technology (15.5%)
* ADC Telecommunications, Inc.	12,800	34,304
Adobe Systems, Inc.	3,800	238,412
* Advanced Micro Devices, Inc.	6,100	134,322
* Affiliated Computer Services, Inc. - Class A	2,000	120,380
* Agilent Technologies, Inc.	7,646	184,269
* Altera Corp.	5,924	122,627
Analog Devices, Inc.	5,900	217,828
* Andrew Corp.	2,500	34,075
* Apple Computer, Inc.	6,300	405,720
* Applied Materials, Inc.	26,800	458,280
* Applied Micro Circuits Corp.	4,900	20,629
Autodesk, Inc.	3,600	136,620
Automatic Data Processing, Inc.	9,150	405,803
* Avaya, Inc.	7,277	125,164
* BMC Software, Inc.	3,500	65,100
* Broadcom Corp. - Class A	5,200	167,856
* CIENA Corp.	9,000	30,060
* Cisco Systems, Inc.	103,933	2,005,906
* Citrix Systems, Inc.	2,700	66,231
Computer Associates International, Inc.	9,200	285,752
* Computer Sciences Corp.	3,000	169,110
* Compuware Corp.	6,100	39,467
* Comverse Technology, Inc.	3,100	75,795
* Convergys Corp.	2,200	32,978
* Corning, Inc.	22,100	260,117
* Dell, Inc.	39,200	1,651,888
* Electronic Arts, Inc.	4,800	296,064

Electronic Data Systems Corp.	8,133	187,872
* EMC Corp.	37,812	562,264
First Data Corp.	13,053	555,275
* Fiserv, Inc.	3,100	124,589
* Freescale Semiconductor Inc. - Class B	6,114	112,253
* Gateway, Inc.	5,900	35,459
Hewlett-Packard Co.	47,636	998,927
Intel Corp.	99,794	2,334,181
International Business Machines Corp.	26,251	2,587,823
* Intuit, Inc.	3,000	132,030
* Jabil Circuit, Inc.	3,200	81,856
* JDS Uniphase Corp.	22,800	72,276
* KLA-Tencor Corp.	3,100	144,398
* Lexmark International, Inc. - Class A	2,000	170,000
Linear Technology Corp.	4,800	186,048
* LSI Logic Corp.	6,100	33,428
* Lucent Technologies, Inc.	69,784	262,388
Maxim Integrated Products, Inc.	5,100	216,189
* Mercury Interactive Corp.	1,300	59,215
* Micron Technology, Inc.	9,700	119,795
Microsoft Corp.	171,700	4,586,106
Molex, Inc.	2,950	88,500
Motorola, Inc.	38,460	661,512
National Semiconductor Corp.	5,628	101,023
* NCR Corp.	1,500	103,845
* Network Appliance, Inc.	5,700	189,354
* Novell, Inc.	5,900	39,825
* Novellus Systems, Inc.	2,200	61,358
* NVIDIA Corp.	2,600	61,256
* Oracle Corp.	81,025	1,111,663
* Parametric Technology Corp.	4,200	24,738
Paychex, Inc.	5,925	201,924
* PMC-Sierra, Inc.	2,800	31,500
* QLogic Corp.	1,500	55,095
QUALCOMM, Inc.	25,900	1,098,160
Sabre Holdings Corp. - Class A	2,111	46,780
* Sanmina-SCI Corp.	8,200	69,454
Scientific-Atlanta, Inc.	2,400	79,224
* Siebel Systems, Inc.	8,000	84,000
* Solectron Corp.	15,300	81,549
* Sun Microsystems, Inc.	53,149	285,942
* SunGard Data Systems, Inc.	4,600	130,318
* Symantec Corp.	10,000	257,600
Symbol Technologies, Inc.	3,750	64,875
Tektronix, Inc.	1,400	42,294
* Tellabs, Inc.	7,300	62,707
* Teradyne, Inc.	3,100	52,917
Texas Instruments, Inc.	27,325	672,742
* Unisys Corp.	5,300	53,954
* VERITAS Software Corp.	6,638	189,515
* Xerox Corp.	15,100	256,851
Xilinx, Inc.	5,500	163,075
* Yahoo!, Inc.	21,700	817,656

Total		28,588,335

Materials (3.0%)
Air Products and Chemicals, Inc.	3,600	208,692
Alcoa, Inc.	13,786	433,156
Allegheny Technologies, Inc.	1,500	32,505
Ball Corp.	1,800	79,164
Bemis Co., Inc.	1,700	49,453
The Dow Chemical Co.	14,911	738,244
E. I. du Pont de Nemours and Co.	15,727	771,409
Eastman Chemical Co.	1,200	69,276
Ecolab, Inc.	4,100	144,033
Engelhard Corp.	1,900	58,273
Freeport-McMoRan Copper & Gold, Inc. - Class B	2,800	107,044

Georgia-Pacific Corp.	4,096	153,518
Great Lakes Chemical Corp.	800	22,792
* Hercules, Inc.	1,800	26,730
International Flavors & Fragrances, Inc.	1,525	65,331
International Paper Co.	7,686	322,812
Louisiana-Pacific Corp.	1,700	45,458
MeadWestvaco Corp.	3,176	107,635
Monsanto Co.	4,140	229,977
Newmont Mining Corp.	7,058	313,446
Nucor Corp.	2,500	130,850
* Pactiv Corp.	2,300	58,167
Phelps Dodge Corp.	1,496	147,984
PPG Industries, Inc.	2,700	184,032
Praxair, Inc.	5,100	225,165
Rohm and Haas Co.	3,505	155,026
* Sealed Air Corp.	1,314	69,997
Sigma-Aldrich Corp.	1,100	66,506
Temple-Inland, Inc.	900	61,560
United States Steel Corp.	1,800	92,250
Vulcan Materials Co.	1,600	87,376
Weyerhaeuser Co.	3,800	255,436

Total		5,513,297

Telecommunication Services (3.2%)
ALLTEL Corp.	4,800	282,048
AT&T Corp.	12,582	239,813
BellSouth Corp.	28,900	803,131
CenturyTel, Inc.	2,100	74,487
Citizens Communications Co.	5,300	73,087
* Nextel Communications, Inc. - Class A	17,517	525,510
* Qwest Communications International, Inc.	28,700	127,428
SBC Communications, Inc.	52,318	1,348,235
Sprint Corp.	23,250	577,763
Verizon Communications, Inc.	43,754	1,772,474

Total		5,823,976

Utilities (2.8%)
* The AES Corp.	10,225	139,776
* Allegheny Energy, Inc.	2,200	43,362
Ameren Corp.	3,100	155,434
American Electric Power Co., Inc.	6,200	212,908
* Calpine Corp.	8,400	33,096
Centerpoint Energy, Inc.	4,873	55,065
Cinergy Corp.	2,900	120,727
* CMS Energy Corp.	3,100	32,395
Consolidated Edison, Inc.	3,825	167,344
Constellation Energy Group, Inc.	2,800	122,388
Dominion Resources, Inc.	5,242	355,093
DTE Energy Co.	2,700	116,451
Duke Energy Corp.	15,062	381,520
* Dynegy, Inc. - Class A	6,000	27,720
Edison International	5,100	163,353
Entergy Corp.	3,500	236,565
Exelon Corp.	10,474	461,590
FirstEnergy Corp.	5,237	206,914
FPL Group, Inc.	2,900	216,775
KeySpan Corp.	2,500	98,625
Nicor, Inc.	700	25,858
NiSource, Inc.	4,251	96,838
Peoples Energy Corp.	600	26,370
* PG&E Corp.	6,400	212,992
Pinnacle West Capital Corp.	1,400	62,174
PPL Corp.	2,998	159,733
Progress Energy, Inc.	3,893	176,119
Public Service Enterprise Group, Inc.	3,724	192,791

Sempra Energy	3,651	133,919
The Southern Co.	11,700	392,184
TECO Energy, Inc.	3,200	49,088
TXU Corp.	3,797	245,134
Xcel Energy, Inc.	6,340	115,388

Total		5,235,689

Total Common Stocks (Cost: $151,678,830)		178,140,164

Money Market Investments (3.2%)

Federal Government & Agencies (0.6%)
(b) Federal Home Loan Mortgage Corp., 2.42%, 03/22/05	1,100,000	1,094,423

Total		1,094,423

Personal Credit Institutions (1.6%)
(b) Rabobank Financial Corp., 2.17%, 1/4/05	3,000,000	2,999,458

Total		2,999,458

Short Term Business Credit (1.0%)
(b) CXC Inc., 2.20%, 1/3/05	1,800,000	1,799,780

Total		1,799,780

Total Money Market Investments (Cost: $5,893,322)		5,893,661

Total Investments (100.0%) (Cost $157,572,152) (a)		184,033,825

Other Assets, Less Liabilities (0.0%)		49,982

Total Net Assets (100.0%)		$184,083,807

*	Non-Income Producing

(a)	At December 31, 2004 the aggregate cost of securities for federal tax purposes was $157,572,152 and the net unrealized appreciation of investments based on that cost was $26,461,673 which is comprised of $37,496,496 aggregate gross unrealized appreciation and $11,034,823 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ Depreciation
S&P 500 Index Futures	19	3/05	$153,650
(Total Notional Value at December 31, 2004 $5,611,425)

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

MS Asset Allocation

Schedule of Investments

December 31, 2004 (unaudited)

	Country	Shares/ Par	Market Value
Domestic Common Stocks and Warrants (38.0%)

Large Cap Common Stocks (25.1%)
Consumer Discretionary (5.0%)
* Bed Bath & Beyond, Inc.	—	9,200	$366,436
Best Buy Co., Inc.	—	5,100	303,042
Carnival Corp.	—	9,700	559,011
* Comcast Corp. - Class A	—	9,000	299,520
DaimlerChrysler AG	—	5,200	249,860
* eBay, Inc.	—	3,300	383,724
Fortune Brands, Inc.	—	12,600	972,468
Harley-Davidson, Inc.	—	7,800	473,850
J. C. Penney Co., Inc.	—	15,000	621,000
* Kohl’s Corp.	—	7,500	368,775
Lowe’s Companies, Inc.	—	3,600	207,324
McDonald’s Corp.	—	13,700	439,222
The McGraw-Hill Companies, Inc.	—	6,200	567,548
News Corp., Inc. - Class A	—	21,800	406,788
NIKE, Inc. - Class B	—	5,900	535,071
Omnicom Group, Inc.	—	7,400	623,968
PETsMART, Inc.	—	10,000	355,300
Staples, Inc.	—	15,700	529,247
Target Corp.	—	19,400	1,007,442
* Time Warner, Inc.	—	23,100	449,064
Viacom, Inc. - Class B	—	13,800	502,182

Total Consumer Discretionary			10,220,842

Consumer Staples (2.0%)
Altria Group, Inc.	—	16,100	983,710
Anheuser-Busch Companies, Inc.	—	6,900	350,037
Avon Products, Inc.	—	10,900	421,830
PepsiCo, Inc.	—	14,000	730,800
The Procter & Gamble Co.	—	6,500	358,020
Wal-Mart Stores, Inc.	—	16,600	876,812
Walgreen Co.	—	10,400	399,048

Total Consumer Staples			4,120,257

Energy (1.6%)
BP PLC, ADR	—	4,200	245,280
ConocoPhillips	—	6,100	529,663
EOG Resources, Inc.	—	8,100	578,016
Exxon Mobil Corp.	—	16,900	866,294
Halliburton Co.	—	13,600	533,664
Noble Corp.	—	9,500	472,530

Total Energy			3,225,447

Financials (3.8%)
American Express Co.	—	7,700	434,049
American International Group, Inc.	—	11,900	781,473
Capital One Financial Corp.	—	4,000	336,840
The Chubb Corp.	—	7,100	545,990

Citigroup, Inc.	—	16,500	794,970
Countrywide Financial Corp.	—	4,298	159,069
Freddie Mac	—	3,600	265,320
The Goldman Sachs Group, Inc.	—	4,700	488,988
Legg Mason, Inc.	—	4,000	293,040
Lehman Brothers Holdings, Inc.	—	5,800	507,384
Morgan Stanley	—	9,300	516,336
Prudential Financial, Inc.	—	10,300	566,088
U.S. Bancorp	—	18,700	585,684
Wachovia Corp.	—	8,500	447,100
Wells Fargo & Co.	—	18,500	1,149,775

Total Financials			7,872,106

Health Care (3.8%)
Abbott Laboratories	—	10,900	508,485
* Amgen, Inc.	—	14,100	904,515
* Boston Scientific Corp.	—	10,900	387,495
* Caremark Rx, Inc.	—	12,300	484,989
Eli Lilly and Co.	—	7,100	402,925
* Fisher Scientific International, Inc.	—	4,200	261,996
* Genentech, Inc.	—	7,100	386,524
* Gilead Sciences, Inc.	—	12,000	419,880
Guidant Corp.	—	1,700	122,570
Johnson & Johnson	—	14,100	894,222
Medtronic, Inc.	—	14,100	700,347
Pfizer, Inc.	—	27,600	742,164
* St. Jude Medical, Inc.	—	8,600	360,598
Teva Pharmaceutical Industries, Ltd., ADR	—	16,300	486,718
UnitedHealth Group, Inc.	—	2,900	255,287
* Zimmer Holdings, Inc.	—	5,800	464,696

Total Health Care			7,783,411

Industrials (2.0%)
Canadian National Railway Co.	—	11,550	707,438
Caterpillar, Inc.	—	3,300	321,783
FedEx Corp.	—	3,100	305,319
General Electric Co.	—	53,100	1,938,150
Tyco International, Ltd.	—	15,500	553,970
United Parcel Service, Inc. - Class B	—	3,500	299,110

Total Industrials			4,125,770

Information Technology (5.5%)
* Accenture Ltd. - Class A	—	13,900	375,300
* Affiliated Computer Services, Inc. - Class A	—	10,100	607,919
Analog Devices, Inc.	—	10,500	387,660
* ASML Holding N.V.	—	26,700	424,797
* Broadcom Corp. - Class A	—	7,200	232,416
* Cisco Systems, Inc.	—	45,400	876,220
* Dell, Inc.	—	20,600	868,084
First Data Corp.	—	15,300	650,862
* Fiserv, Inc.	—	8,800	353,672
* Google, Inc. - Class A	—	1,000	193,100
Hewlett-Packard Co.	—	17,100	358,587
Intel Corp.	—	27,300	638,547
International Business Machines Corp.	—	6,400	630,912
* Lexmark International, Inc. - Class A	—	5,600	476,000
Microsoft Corp.	—	58,300	1,557,192
National Semiconductor Corp.	—	18,700	335,665
SAP AG - Sponsored ADR	—	6,200	274,102
* Symantec Corp.	—	7,600	195,776
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	—	27,678	234,986
* Telefonaktiebolget LM Ericsson	—	13,700	431,413

Texas Instruments, Inc.	—	12,200	300,364
* VeriSign, Inc.	—	9,600	321,792
* Yahoo!, Inc.	—	11,294	425,558

Total Information Technology			11,150,924

Materials (1.1%)
Alcoa, Inc.	—	27,400	860,908
Newmont Mining Corp.	—	6,000	266,460
Praxair, Inc.	—	13,000	573,950
Weyerhaeuser Co.	—	8,100	544,482

Total Materials			2,245,800

Other Holdings (0.1%)
* Nasdaq-100 Trust, Series 1	—	4,000	159,640

Total Other Holdings			159,640

Telecommunication Services (0.2%)
* Vodafone Group PLC, ADR	—	18,500	506,530

Total Telecommunication Services			506,530

Total Large Cap Common Stocks			51,410,727

Small Cap Common Stocks (12.9%)
Consumer Discretionary (2.5%)
* AnnTaylor Stores Corp.	—	11,325	243,827
Choice Hotels International, Inc.	—	3,300	191,400
* Coach, Inc.	—	4,500	253,800
* Digital Theater Systems, Inc.	—	9,800	197,274
* eLong, Inc. - Sponsored ADR	—	4,604	85,865
Garmin, Ltd.	—	4,600	279,864
* Hibbett Sporting Goods, Inc.	—	5,700	151,677
Jones Apparel Group, Inc.	—	5,500	201,135
* Lamar Advertising Co. - Class A	—	7,900	337,962
Leggett & Platt, Inc.	—	17,700	503,211
Michaels Stores, Inc.	—	16,300	488,511
* O’Reilly Automotive, Inc.	—	18,600	837,930
Orient-Express Hotel, Ltd. - Class A	—	14,000	287,980
* Pinnacle Entertainment, Inc.	—	19,600	387,688
Polaris Industries, Inc.	—	2,600	176,852
* Sharper Image Corp.	—	5,900	111,215
The Talbots, Inc.	—	6,600	179,718
* Westwood One, Inc.	—	4,700	126,571

Total Consumer Discretionary			5,042,480

Energy (0.6%)
BJ Services Co.	—	5,300	246,662
* National-Oilwell, Inc.	—	9,500	335,255
Patterson-UTI Energy, Inc.	—	17,000	330,650
* Quicksilver Resources, Inc.	—	3,800	139,764
* Smith International, Inc.	—	4,600	250,286

Total Energy			1,302,617

Financials (1.0%)
Assured Guaranty, Ltd.	—	7,400	145,558

BankAtlantic Bancorp, Inc. - Class A	—	7,600	151,240
* CapitalSource, Inc.	—	8,500	218,195
Investors Financial Services Corp.	—	16,500	824,670
Main Street Banks, Inc.	—	2,500	87,325
Old Republic International Corp.	—	10,250	259,325
* Silicon Valley Bancshares	—	3,800	170,316
* Trammell Crow Co.	—	10,800	195,588

Total Financials			2,052,217

Health Care (3.7%)
* Angiotech Pharmaceuticals, Inc.	—	10,100	186,345
* Caremark Rx, Inc.	—	13,845	545,908
* Cytyc Corp.	—	8,800	242,616
* DaVita, Inc.	—	52,100	2,059,513
Health Management Associates, Inc. - Class A	—	17,000	386,240
* Impax Laboratories, Inc.	—	9,300	147,684
* Kinetic Concepts, Inc.	—	6,300	480,690
* Kyphon, Inc.	—	7,500	193,200
* Lincare Holdings, Inc.	—	16,500	703,725
* Patterson Companies, Inc.	—	17,800	772,342
* Psychiatric Solutions, Inc.	—	9,200	336,352
* Radiation Therapy Services, Inc.	—	9,700	164,900
* Renal Care Group, Inc.	—	13,800	496,662
Select Medical Corp.	—	11,300	198,880
* Thermo Electron Corp.	—	9,500	286,805
* Varian Medical Systems, Inc.	—	6,000	259,440

Total Health Care			7,461,302

Industrials (1.9%)
* Arbinet Holdings, Inc.	—	800	19,880
Brady Corp. - Class A	—	2,100	131,397
C.H. Robinson Worldwide, Inc.	—	8,700	483,024
Cintas Corp.	—	2,800	122,808
The Corporate Executive Board Co.	—	5,200	348,088
* Forward Air Corp.	—	5,700	254,790
* HouseValues, Inc.	—	1,071	16,086
* Intersections, Inc.	—	12,400	213,900
Knight Transportation, Inc.	—	21,930	543,864
L-3 Communications Holdings, Inc.	—	3,500	256,340
Manpower, Inc.	—	1,800	86,940
* Marlin Business Services, Inc.	—	7,500	142,500
MSC Industrial Direct Co., Inc. - Class A	—	11,800	424,564
Pentair, Inc.	—	3,400	148,104
Robert Half International, Inc.	—	9,800	288,414
Teleflex, Inc.	—	6,700	347,998

Total Industrials			3,828,697

Information Technology (3.2%)
* Activision, Inc.	—	8,100	163,458
* Amdocs, Ltd.	—	10,200	267,750
* Avaya, Inc.	—	16,000	275,200
CDW Corp.	—	3,900	258,765
* Cogent, Inc.	—	5,500	181,500
* Cognos, Inc.	—	9,100	400,946
* Cree, Inc.	—	4,700	188,376
* Digital River, Inc.	—	6,600	274,626
* Essex Corp.	—	6,900	139,725
* Genesis Microchip, Inc.	—	12,100	196,262
Harris Corp.	—	3,700	228,623
* Hewitt Associates, Inc.	—	9,100	291,291
* Integrated Circuit Systems, Inc.	—	10,400	217,568
* iPayment, Inc.	—	3,700	183,224

* Kanbay International, Inc.	—	1,900	59,470
* KLA-Tencor Corp.	—	2,800	130,424
* Kronos Inc.	—	4,800	245,424
* Lam Research Corp.	—	10,700	309,337
Microchip Technology, Inc.	—	9,800	261,268
* NAVTEQ Corp.	—	2,700	125,172
Paychex, Inc.	—	8,450	287,976
* QLogic Corp.	—	3,500	128,555
* Semtech Corp.	—	6,000	131,220
* Silicon Laboratories, Inc.	—	5,800	204,798
* Tekelec	—	6,300	128,772
* Tessera Technologies,Inc.	—	10,500	390,705
* Verint Systems, Inc.	—	4,800	174,384
* VeriSign, Inc.	—	6,000	201,120
* Westell Technologies, Inc. - Class A	—	18,200	123,760
* Zebra Technologies Corp. - Class A	—	8,600	484,008

Total Information Technology			6,653,707

Total Small Cap Common Stocks			26,341,020

Warrants (0.0%)
Computer Equipment (0.0%)
Kontron AG	—	69	33

Total Computer Equipment			33

Foods (0.0%)
B&G Foods, Inc. - EIS	—	4,189	62,751

Total Foods			62,751

Telecommunications (0.0%)
American Tower Corp.	—	100	2,299
Horizon PCS, Inc. - Warrant 144A	—	50	1
IWO Holdings, Inc. 144A	—	50	1

Total Telecommunications			2,301

Transportation (0.0%)
RailAmerica Transportation Corp.	—	50	3,650

Total Transportation			3,650

Total Warrants			68,735

Total Domestic Common Stocks and Warrants (Cost: $62,145,002)			77,820,482

Foreign Common Stocks (16.6%)

Basic Materials (1.0%)
BASF AG	Germany	3,800	273,340
CRH PLC	Ireland	9,179	245,538
K+S AG	Germany	3,765	200,609
Nippon Steel Corp.	Japan	90,000	220,455
Stora Enso OYJ	Finland	16,320	250,002
Sumitomo Chemical Co., Ltd.	Japan	48,000	235,152
* Syngenta AG	Switzerland	2,865	304,364
* Umicore - Strip VVPR	Belgium	84	11
Wienerberger AG	Austria	6,204	296,412

Total Basic Materials			2,025,883

Conglomerates (0.5%)
Grupo Ferrovial SA	Spain	7,250	387,482
Nomura TOPIX Exchange Traded Fund	Japan	25,700	290,683
Vinci SA	France	2,690	361,250

Total Conglomerates			1,039,415

Consumer Cyclical (3.5%)
Beru AG	Germany	375	34,778
Bridgestone Corp.	Japan	12,000	238,899
Bulgari SPA	Italy	21,170	261,567
Burberry Group PLC	United Kingdom	31,085	239,317
Carnival Corp.	United Kingdom	5,145	296,506
Edgars Consolidated Stores, Ltd.	South Africa	4,192	224,900
Esprit Holdings, Ltd.	Hong Kong	58,500	351,479
Four Seasons Hotels, Inc.	Canada	1,740	142,315
Hilton Group PLC	United Kingdom	35,480	193,796
* Hyundai Motor Co.	Korea	5,060	271,281
Intercontinental Hotels Group PLC	United Kingdom	15,928	198,007
Lagardere S.C.A.	France	3,510	253,338
Lottomatica SPA	Italy	8,915	326,936
Mediaset SPA	Italy	6,905	87,568
Next PLC	United Kingdom	9,210	291,758
NHK Spring Co., Ltd.	Japan	27,000	184,444
Nissan Motor Co., Ltd.	Japan	19,500	211,994
Nobia AB	Sweden	17,185	284,460
Nokian Renkaat OYJ	Finland	2,015	306,208
Opap SA	Greece	10,865	300,386
Punch Taverns PLC	United Kingdom	25,450	337,388
Ryohin Keikaku Co., Ltd.	Japan	4,700	236,215
Signet Group PLC	United Kingdom	99,020	209,120
Square Enix Co., Ltd.	Japan	7,900	233,600
Swatch Group AG	Switzerland	1,810	265,666
Techtronic Industries Co.	Hong Kong	123,500	270,112
* Urbi Desarrollos Urbanos SA	Mexico	25,215	110,162
USS Co., Ltd.	Japan	2,740	229,960
* Vivendi Universal SA	France	8,175	261,018
Walmart de Mexico - Series V	Mexico	51,255	176,567
Wolseley PLC	United Kingdom	11,325	211,667

Total Consumer Cyclical			7,241,412

Consumer Non-Cyclical (1.4%)
Axfood AB	Sweden	6,000	203,148
* Cott Corp. ADR	Canada	6,460	159,756
* GEOX SPA	Italy	16,780	130,463
Metro AG	Germany	2,170	119,428
Natura Cosmeticos SA	Brazil	8,630	251,654
Nestle SA	Switzerland	625	163,519
Puma AG	Germany	1,750	477,879
Reckitt Benckiser PLC	United Kingdom	7,755	234,350
* Royal Numico NV	Netherlands	6,115	220,512
SABMiller PLC	United Kingdom	13,700	227,255
Swedish Match AB	Sweden	27,525	318,931
Tesco PLC	United Kingdom	58,670	362,421

Total Consumer Non-Cyclical			2,869,316

Energy (0.9%)
BG Group PLC	United Kingdom	35,275	239,745
BP PLC	United Kingdom	21,500	209,692
EnCana Corp.	Canada	4,580	262,113

Eni SPA	Italy	11,480	287,429
Suncor Energy, Inc.	Canada	2,040	72,702
Technip SA	France	1,607	297,066
* TGS Nopec Geophysical Co. ASA	Norway	4,215	107,869
Total SA	France	830	181,298
* Western Oil Sands, Inc.	Canada	6,050	211,320

Total Energy			1,869,234

Financials (3.3%)
* Admiral Group PLC	United Kingdom	4,945	30,618
Aktiv Kapital ASA	Norway	200	4,458
Allianz AG	Germany	835	110,263
Alpha Bank AE	Greece	8,442	294,443
AMP, Ltd.	Australia	54,830	310,325
Anglo Irish Bank Corp. PLC	Ireland	27,558	670,500
Banca Fideuram SPA	Italy	34,540	178,874
* Banco Espanol de Credito SA	Spain	17,730	253,286
Banco Popolare Di Verona	Italy	15,045	305,931
Bangkok Bank PCL	Thailand	18,100	53,112
Bank of Yokohama	Japan	36,000	226,954
Bank Rakyat Indonesia	Indonesia	982,500	304,302
BNP Paribas	France	3,380	244,874
Chiba Bank, Ltd.	Japan	30,000	200,547
Credit Saison Co., Ltd.	Japan	6,400	232,966
* Credit Suisse Group	Switzerland	3,410	143,345
DNB NOR ASA	Norway	29,070	286,781
Erste Bank Der Oester	Austria	5,160	275,639
Foereningssparbanken AB	Sweden	10,475	260,874
Fondiaria SAI SPA	Italy	8,710	234,769
HSBC Holdings PLC	Hong Kong	14,268	243,224
ING Groep NV	Netherlands	9,613	290,859
* Kookmin Bank	Korea	6,060	237,085
Man Group PLC	United Kingdom	7,185	203,055
Manulife Financial Corp.	Canada	4,790	221,298
MPC Muenchmeyer Petersen Capital AG	Germany	1,035	78,008
OTP Bank	Hungary	12,605	388,491
Royal Bank of Scotland Group PLC	United Kingdom	7,256	244,068
Storebrand ASA	Norway	33,280	321,445

Total Financials			6,850,394

Health Care (1.2%)
CSL, Ltd.	Australia	11,870	270,773
* Elekta AB	Sweden	7,155	206,185
GN Store Nord	Denmark	23,765	256,212
Nobel Biocare Holding AG	Switzerland	1,405	254,533
Novartis AG	Switzerland	4,955	249,689
Roche Holding AG	Switzerland	2,200	253,258
Schwarz Pharma AG	Germany	6,395	289,458
Smith & Nephew PLC	United Kingdom	23,955	245,133
Stada Arzneimittel AG	Germany	7,950	214,284
* Synthes, Inc.	Switzerland	1,930	216,406

Total Health Care			2,455,931

Industrial Goods (1.5%)
Atlas Copco AB	Sweden	6,250	282,150
Capita Group PLC	United Kingdom	40,980	287,763
* Chiyoda Corp.	Japan	34,000	248,522
Cobham PLC	United Kingdom	8,090	192,131
* Daewoo Shipbuilding & Marine Engineering Co., Ltd.	Korea	16,420	244,270
* Deutz AG	Germany	10,330	41,421
Hays PLC	United Kingdom	88,895	212,057
Keyence Corp.	Japan	1,000	224,066

Kubota Corp.	Japan	55,000	272,665
Meggitt PLC	United Kingdom	45,583	229,070
Metso OYJ	Finland	6,750	106,980
Neopost SA	France	3,920	304,776
Omron Corp.	Japan	8,300	198,043
Volvo AB	Sweden	5,630	223,238

Total Industrial Goods			3,067,152

Technology (1.9%)
* Axalto Holding NV	France	9,405	244,809
Canon, Inc.	Japan	4,300	232,058
Dassault Systemes SA	France	4,155	209,529
* Ericsson LM - B Shares	Sweden	100,155	319,513
Fuji Photo Film Co., Ltd.	Japan	5,600	204,392
* Gresham Computing PLC	United Kingdom	37,455	198,471
Hoya Corp.	Japan	2,200	248,404
Indra Sistemas SA	Spain	15,650	267,393
Infosys Technologies, Ltd.	India	5,533	266,156
* Kontron AG	Germany	27,710	254,237
Net One Systems Co., Ltd.	Japan	60	250,024
Nidec Corp.	Japan	1,700	206,880
Samsung Electronics Co., Ltd.	Korea	520	226,294
Siemens AG	Germany	3,050	258,609
Tandberg ASA	Norway	15,980	198,541
TDK Corp.	Japan	3,000	222,211

Total Technology			3,807,521

Telecommunications (0.6%)
* Deutsche Telekom AG	Germany	11,760	265,987
* Mobistar SA	Belgium	4,180	391,751
PT Telekomunikasi Indonesia	Indonesia	384,500	199,861
Telefonica SA	Spain	13,736	258,775
Vodafone Group PLC	United Kingdom	75,365	204,379

Total Telecommunications			1,320,753

Transportation (0.5%)
Canadian National Railway Co.	Canada	5,375	330,355
Fraport AG	Germany	5,574	237,522
* Golar LNG, Ltd.	Norway	10,935	159,331
Kamigumi Co., Ltd.	Japan	25,000	199,571
* Societe Des Autoroutes Paris-Rhin-Rhone	France	610	36,855

Total Transportation			963,634

Utilities (0.3%)
Brisa Auto Estrada de Portugal SA	Portugal	27,965	256,577
Iberdrola SA	Spain	10,890	276,801

Total Utilities			533,378

Total Foreign Common Stocks (Cost: $24,038,423)			34,044,023

Revenue Bonds (0.1%)

Municipal Bonds - Revenue (0.1%)
Nashville & Davidson County, Tennessee Health and Educational	—	400,000	182,428
Facilities Board of The Metropolitan Government, 0.00%, 6/1/21, RB

Total Revenue Bonds (Cost: $174,564)			182,428

Investment Grade Bonds (13.1%)

Auto Related (0.8%)
American Honda Finance, 4.50%, 5/26/09 144A	—	350,000	356,065
Ford Motor Credit Co., 7.375%, 10/28/09	—	155,000	167,194
Ford Motor Credit Co., 5.70%, 1/15/10	—	100,000	100,910
General Motors Acceptance Corp., 5.625%, 5/15/09	—	200,000	200,007
General Motors Acceptance Corp., 6.75%, 12/1/14	—	110,000	110,150
Household Finance Corp., 4.125%, 11/16/09	—	195,000	193,951
Toyota Motor Credit Corp., 5.65%, 1/15/07	—	250,000	260,676
Toyota Motor Credit Corp., 2.70%, 1/30/07	—	400,000	394,293

Total Auto Related			1,783,246

Automobiles And Other Motor Vehicles (0.2%)
Ford Motor Co., 7.45%, 7/16/31	—	65,000	65,373
General Motors Corp., 8.375%, 7/15/33	—	240,000	248,660

Total Automobiles And Other Motor Vehicles			314,033

Beverages, Malt Beverages (0.4%)
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	—	57,000	67,791
Anheuser-Busch Companies, Inc., 7.00%, 12/1/25	—	280,000	296,706
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	—	250,000	257,918
Coca-Cola Enterprises, Inc., 5.25%, 5/15/07	—	150,000	155,933

Total Beverages, Malt Beverages			778,348

Cable and Other Pay Television Services (0.2%)
Comcast Corp., 5.30%, 1/15/14	—	250,000	257,829
Time Warner Entertainment Co., 8.375%, 7/15/33	—	85,000	109,813

Total Cable and Other Pay Television Services			367,642

Chemicals and Allied Products (0.1%)
Monsanto Co., 4.00%, 5/15/08	—	200,000	200,642

Total Chemicals and Allied Products			200,642

Commercial Banks (1.3%)
Bank of America Corp., 7.40%, 1/15/11	—	66,000	76,453
Bank of America Corp., 5.375%, 6/15/14	—	35,000	36,525
Bank One Corp., 5.25%, 1/30/13	—	250,000	256,744
Citigroup, Inc., 4.50%, 7/29/09	—	160,000	161,702
HBOS Treasury Services PLC, 4.00%, 9/15/09 144A	—	335,000	334,034
Key Bank NA, 5.80%, 7/1/14	—	250,000	264,771
PNC Bank NA, 5.25%, 1/15/17	—	390,000	393,417
Rabobank Capital Fund II, 5.26%, 12/31/13 144A	—	230,000	234,023
Royal Bank of Scotland Group PLC, 5.05%, 1/8/15	—	350,000	353,758
UnionBanCal Corp., 5.25%, 12/16/13	—	350,000	354,725
US Bank NA, 4.95%, 10/30/14	—	170,000	170,620
Wachovia Bank NA, 4.80%, 11/1/14	—	50,000	49,687
Wells Fargo & Co., 4.20%, 1/15/10	—	250,000	251,016

Total Commercial Banks			2,937,475

Computer and Other Data Processing Service (0.3%)
Gtech Holdings Corp., 4.75%, 10/15/10	—	560,000	562,139

Total Computer and Other Data Processing Service			562,139

Consumer Non-Cyclical (0.5%)
The Clorox Co., 4.20%, 1/15/10 144A	—	195,000	195,989
The Clorox Co., 5.00%, 1/15/15 144A	—	125,000	127,154
Estee Lauder, Inc., 5.75%, 10/15/33	—	85,000	87,421
The Gillette Co., 2.50%, 6/1/08	—	350,000	340,264
Johnson & Johnson, Inc., 6.625%, 9/1/09	—	250,000	278,266

Total Consumer Non-Cyclical			1,029,094

Crude Petroleum and Natural Gas (0.5%)
Conoco Funding Co., 6.35%, 10/15/11	—	335,000	373,920
Occidental Petroleum, 7.65%, 2/15/06	—	200,000	209,370
Occidental Petroleum, 4.00%, 11/30/07	—	130,000	130,858
Occidental Petroleum, 10.125%, 9/15/09	—	140,000	172,812
XTO Energy, Inc., 5.00%, 1/31/15 144A	—	165,000	163,967

Total Crude Petroleum and Natural Gas			1,050,927

Data Processing and Preparation (0.2%)
First Data Corp., 3.90%, 10/1/09	—	390,000	388,515

Total Data Processing and Preparation			388,515

Eating Places (0.1%)
McDonald’s Corp., 5.375%, 4/30/07	—	100,000	104,212
McDonald’s Corp., 3.875%, 8/15/07	—	135,000	135,489

Total Eating Places			239,701

Electric Services (1.3%)
FPL Group Capital, Inc., 4.086%, 2/16/07	—	200,000	202,119
Indiana Michigan Power, 5.05%, 11/15/14	—	165,000	164,901
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	—	80,000	80,214
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	—	225,000	225,900
Oncor Electric Delivery, 6.375%, 1/15/15	—	70,000	77,128
PacifiCorp, 5.45%, 9/15/13	—	260,000	272,123
Peco Energy Co., 4.75%, 10/1/12	—	1,000,000	1,009,801
PPL Electric Utilities Corp., 4.30%, 6/1/13	—	450,000	434,357
Public Service Electric & Gas Corp., 5.00%, 1/1/13	—	100,000	102,065
Virginia Electric & Power Co., 5.25%, 12/15/15	—	200,000	203,376

Total Electric Services			2,771,984

Electrical and Electronic Machinery, Equipment (0.2%)
General Electric Co., 5.00%, 2/1/13	—	325,000	333,439

Total Electrical and Electronic Machinery, Equipment			333,439

Electrical Equipment and Supplies (0.1%)
Cooper Industries, Inc., 5.50%, 11/1/09	—	200,000	211,582

Total Electrical Equipment and Supplies			211,582

Electronic Computers (0.5%)
Hewlett-Packard Co., 6.50%, 7/1/12	—	1,000,000	1,119,872

Total Electronic Computers			1,119,872

Federal Savings Institutions (0.2%)
World Savings Bank FSB, 4.125%, 12/15/09	—	355,000	355,066

Total Federal Savings Institutions			355,066

Fire, Marine and Casualty Insurance (0.8%)
Berkley (WR) Corp., 9.875%, 5/15/08	—	600,000	705,342
Berkshire Hathaway, Inc., 3.40%, 7/2/07 144A	—	250,000	249,409
Berkshire Hathaway, Inc., 5.10%, 7/15/14	—	400,000	409,983
Progressive Corp., 6.375%, 1/15/12	—	200,000	220,746

Total Fire, Marine and Casualty Insurance			1,585,480

Gas Transmission And Distribution (0.1%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	—	210,000	210,201

Total Gas Transmission And Distribution			210,201

Media (0.5%)
Time Warner, Inc., 6.875%, 5/1/12	—	165,000	187,911
Viacom, Inc., 5.625%, 5/1/07	—	600,000	627,301
Viacom, Inc., 5.625%, 8/15/12	—	165,000	176,493

Total Media			991,705

Miscellaneous Business Credit Institutions (0.2%)
Textron Financial Corp., 2.75%, 6/1/06	—	350,000	345,796

Total Miscellaneous Business Credit Institutions			345,796

Motors and Generators (0.5%)
Emerson Electric Co., 4.50%, 5/1/13	—	50,000	49,552
Emerson Electric Co., 4.625%, 10/15/12	—	620,000	627,909
Emerson Electric Co., 5.75%, 11/1/11	—	119,000	128,975
Emerson Electric Co., 5.85%, 3/15/09	—	210,000	225,261

Total Motors and Generators			1,031,697

Personal Credit Institutions (0.1%)
SLM Corp., 4.00%, 1/15/10	—	245,000	243,103

Total Personal Credit Institutions			243,103

Petroleum Refining (0.2%)
Amerada Hess Corp., 7.125%, 3/15/33	—	165,000	181,428
Valero Energy Corp., 4.75%, 6/15/13	—	165,000	162,995

Total Petroleum Refining			344,423

Pharmaceutical Preparations (0.5%)
Abbott Laboratories, 3.75%, 3/15/11	—	260,000	254,802
Astrazeneca PLC, 5.40%, 6/1/14	—	165,000	173,474
GlaxoSmithKline Capital, Inc., 4.375%, 4/15/14	—	180,000	175,368
Merck & Co., Inc., 6.40%, 3/1/28	—	10,000	10,893
Merck & Co., Inc. 5.95%, 12/1/28	—	155,000	160,426
Pfizer, Inc., 5.625%, 2/1/06	—	120,000	123,226
Pfizer, Inc., 5.625%, 4/15/09	—	55,000	58,471
Pfizer, Inc., 4.50%, 2/15/14	—	120,000	118,671

Total Pharmaceutical Preparations			1,075,331

Phone Communications Except Radiophone (0.6%)
BellSouth Corp., 5.20%, 9/15/14	—	330,000	336,343
SBC Communications, Inc., 5.10%, 9/15/14	—	125,000	126,162
Sprint Capital Corp., 8.375%, 3/15/12	—	335,000	408,077
Telecom Italia Capital, 4.95%, 9/30/14 144A	—	50,000	48,987
Verizon Global Funding Corp., 4.375%, 6/1/13	—	335,000	326,432

Total Phone Communications Except Radiophone			1,246,001

Radio, TV Electronic Stores (0.2%)
RadioShack Corp., 6.95%, 9/1/07	—	350,000	378,775

Total Radio, TV Electronic Stores			378,775

Railroads, Line-Haul Operating (0.4%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	—	260,000	279,448
Union Pacific Corp., 3.875%, 2/15/09	—	260,000	258,128
Union Pacific Corp., 7.375%, 9/15/09	—	260,000	293,633

Total Railroads, Line-Haul Operating			831,209

Real Estate Investment Trusts (0.2%)
ERP Operating LP, 4.75%, 6/15/09	—	60,000	61,265
ERP Operating LP, 5.25%, 9/15/14	—	300,000	303,843
First Industrial LP, 5.25%, 6/15/09	—	50,000	51,403

Total Real Estate Investment Trusts			416,511

Retail-Retail Stores (0.6%)
Fortune Brands, Inc., 4.875%, 12/1/13	—	350,000	355,162
Home Depot, Inc., 3.75%, 9/15/09 144A	—	650,000	644,179
Limited Brands, Inc., 6.95%, 3/1/33	—	125,000	135,983
VF Corp., 6.00%, 10/15/33	—	100,000	102,066

Total Retail-Retail Stores			1,237,390

Savings Institutions Except Federal (0.2%)
U.S. Central Credit Union, 2.75%, 5/30/08	—	350,000	338,762

Total Savings Institutions Except Federal			338,762

Security Brokers and Dealers (0.6%)
Credit Suisse First Boston USA, Inc., 4.70%, 6/1/09	—	190,000	194,410
Goldman Sachs Group, Inc., 5.15%, 1/15/14	—	350,000	354,694
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	—	310,000	308,785
Morgan Stanley, 5.30%, 3/1/13	—	350,000	360,403

Total Security Brokers and Dealers			1,218,292

Steel Wire and Related Products (0.3%)
Hubbell, Inc., 6.375%, 5/15/12	—	500,000	544,875

Total Steel Wire and Related Products			544,875

Television Broadcasting Stations (0.1%)
Clear Channel Communications, 5.50%, 12/15/16	—	245,000	241,475

Total Television Broadcasting Stations			241,475

Wines and Distilled Beverages (0.1%)
Brown Forman Corp., 3.00%, 3/15/08	—	125,000	122,241

Total Wines and Distilled Beverages			122,241

Total Investment Grade Bonds (Cost: $26,595,834)			26,846,972

Government and Agency Bonds (10.9%)

Federal Government and Agencies (10.9%)
(e) BECCS, 14.00%, 11/15/11	—	500,000	470,021
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	—	306,500	305,666
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	—	99,195	100,785
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	—	797,112	809,889
Federal Home Loan Mortgage Corp., 5.50%, 8/1/34	—	1,496,810	1,521,556
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	—	128,036	134,382
Housing & Urban Development, 6.08%, 8/1/13	—	150,000	165,296
State of Israel, 7.25%, 12/15/28	—	350,000	394,379
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	—	300,000	224,208
US Treasury, 2.25%, 4/30/06	—	4,450,000	4,413,150
US Treasury, 2.875%, 11/30/06	—	5,710,000	5,692,155
US Treasury, 3.00%, 11/15/07	—	2,000,000	1,987,656
US Treasury, 3.50%, 12/15/09	—	3,740,000	3,721,883
US Treasury, 4.25%, 11/15/14	—	1,565,000	1,569,096
US Treasury, 5.375%, 2/15/31	—	848,000	916,966

Total Government and Agency Bonds (Cost: $22,461,200)			22,427,088

Mortgage and Asset Backed Securities (3.1%)

Commercial Mortgages (0.3%)
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 11/2/11 144A	—	339,000	371,078
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.37%, 1/15/23 IO 144A	—	4,727,125	203,881
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.35%, 1/25/29 IO 144A	—	2,024,708	50,323
Mortgage Capital Funding, Inc., Series 1997-MC1, Class A3, 7.29%, 3/20/27	—	38,663	39,975

Total Commercial Mortgages			665,257

Federal Government and Agencies (2.7%)

Federal National Mortgage Association, 4.00%, 6/1/19	—	47,920	46,809
Federal National Mortgage Association, 5.00%, 3/1/34	—	398,204	395,868
Federal National Mortgage Association, 5.00%, 11/1/34	—	1,348,483	1,338,614
Federal National Mortgage Association, 5.50%, 9/1/34	—	417,879	424,485
Federal National Mortgage Association, 5.50%, 10/1/34	—	398,622	404,922
Federal National Mortgage Association, 6.00%, 5/1/11	—	137,991	144,944
Federal National Mortgage Association, 6.00%, 10/1/34	—	837,996	866,954
Federal National Mortgage Association, 6.00%, 11/1/34	—	799,196	826,814
Federal National Mortgage Association, TBA, 6.00%, 1/1/35	—	250,000	258,438
Government National Mortgage Association, 5.50%, 4/15/32	—	120,693	123,476
Government National Mortgage Association, 8.00%, 8/15/26	—	29,978	32,618
Government National Mortgage Association, 8.00%, 7/15/27	—	12,266	13,334
Government National Mortgage Association, TBA, 4.50%, 1/1/35	—	627,182	611,502

Total Federal Government and Agencies			5,488,778

International Affairs (0.1%)
Overseas Private Investment, 4.10%, 11/15/14	—	125,040	124,584

Total International Affairs			124,584

Total Mortgage-Backed and Asset Backed Securities (Cost: $6,312,121)			6,278,619

Below Investment Grade Bonds (7.2%)

Autos/Vehicle Parts (0.4%)
Affinia Group, Inc., 9.00%, 11/30/14 144A	—	50,000	52,125
Collins & Aikman Products, 10.75%, 12/31/11	—	84,000	85,680
Cooper Tire & Rubber Co., 8.375%, 12/15/14 144A	—	125,000	124,687
Delco Remy International, Inc., 9.375%, 4/15/12	—	63,000	64,575
HLI Operating Co., 10.50%, 6/15/10	—	92,000	98,670
The Pep Boys - Manny, Moe & Jack, 7.50%, 12/15/14	—	49,000	49,674
(e) Standadyne Corp., 0.00%, 2/15/15 144A	—	170,000	100,513
Tenneco Automotive, Inc., 8.625% 11/15/14 144A	—	65,000	67,600
Visteon Corp., 7.00%, 3/10/14	—	86,000	82,130

Total Autos/Vehicle Parts			725,654

Basic Materials (1.0%)
Chemicals (0.5%)
BCP Caylux Holding, 9.625%, 6/15/14 144A	—	108,000	121,769
Borden US Fin/Nova Scot, 9.00%, 7/15/14 144A	—	38,000	42,180
Crompton Corp., 9.875%, 8/1/12 144A	—	63,000	72,135
Huntsman International, LLC, 7.375%, 1/1/15 144A	—	75,000	75,188
Huntsman LLC, 11.625%, 10/15/10	—	50,000	59,125
Huntsman LLC, 11.50%, 7/15/12 144A	—	75,000	88,688
Invista, 9.25%, 5/1/12 144A	—	130,000	144,949
(e) KI Holdings, Inc., 0.00%, 11/15/14 144A	—	150,000	96,000
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	—	100,000	115,000
Terra Capital Corp., 11.50%, 6/1/10	—	65,000	74,100

Total			889,134

Metals/Mining (0.1%)
Asia Aluminum Holdings, Ltd., 8.00%, 12/23/11 144A	—	40,000	40,400
IMCO Recycling Escrow, 9.00%, 11/15/14 144A	—	95,000	98,800
Ispat Inland ULC, 9.75%, 4/1/14	—	17,000	20,995
Ryerson Tull, Inc., 8.25%, 12/15/11 144A	—	80,000	80,800

Total			240,995

Packaging/Containers (0.2%)
Anchor Glass Container, 11.00%, 2/15/13	—	60,000	64,200
(e) Consolidated Container, Co., 9.00%, 6/15/09	—	75,000	63,000
Graham Packaging Co., 9.875%, 10/15/14 144A	—	145,000	154,787
Owens-Brockway Glass Containers, 6.75%, 12/1/14 144A	—	71,000	71,710
Pliant Corp., 11.125%, 9/1/09	—	110,000	119,900

Total			473,597

Paper & Forest Products (0.2%)
Abitibi-Consolidated, Inc., 7.75%, 06/15/11	—	99,000	103,950
Ainsworth Lumber Co., Ltd., 7.25%, 10/1/12 144A	—	83,000	84,453
Appleton Papers, Inc., 8.125%, 6/15/11	—	57,000	61,418
Appleton Papers, Inc., 9.75%, 6/15/14	—	50,000	55,250
Neenah Paper, Inc., 7.375%, 11/15/14 144A	—	50,000	50,750

Total			355,821

Total Basic Materials			1,959,547

Builders/Building Materials (0.3%)
Building Materials (0.2%)
Goodman Global Holdings, 7.875%, 12/15/12 144A	—	123,000	121,769
Integrated Electrical Services, Inc., 9.375%, 2/1/09	—	90,000	84,600
Ply Gem Industries, Inc., 9.00%, 2/15/12 144A	—	99,000	100,485
RMCC Acquisition Co., 9.50%, 11/1/12 144A	—	58,000	57,855
THL BuildCo, Inc., 8.50%, 9/1/14 144A	—	50,000	52,250

Total			416,959

Home Builders (0.1%)
Technical Olympic USA, Inc., 9.00%, 7/1/10	—	50,000	53,500
Technical Olympic USA, Inc., 7.50%, 3/15/11	—	75,000	75,563
William Lyon Homes, 7.50%, 2/15/14	—	75,000	72,000
William Lyon Homes, 7.625%, 12/15/12 144A	—	35,000	34,169

Total			235,232

Total Builders/Building Materials			652,191

Capital Goods (0.5%)
Ames True Temper, Inc., 10.00%, 7/15/12	—	124,000	127,100
Amsted Industries, Inc., 10.25%, 10/15/11 144A	—	75,000	84,750
Bombardier Recreational, 8.375%, 12/15/13	—	100,000	106,750
Coleman Cable, Inc., 9.875%, 10/1/12 144A	—	75,000	79,688
Columbus McKinnon Corp., 10.00%, 8/1/10	—	50,000	56,250
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	—	120,000	131,999
Douglas Dynamics LLC, 7.75%, 1/15/12 144A	—	69,000	69,949
ITRON, Inc., 7.75%, 5/15/12 144A	—	75,000	76,313
Park-Ohio Industries, Inc., 8.375%, 11/15/14 144A	—	100,000	100,000
Rexnord Corp., 10.125%, 12/15/12	—	50,000	56,500
Sup Essx Com & Essx Group, 9.00%, 4/15/12	—	107,000	110,210
Trimas Corp., 9.875%, 6/15/12	—	75,000	79,500

Total Capital Goods			1,079,009

Consumer Products/Retailing (1.0%)
Consumer Products (0.4%)
American Achievement Corp., 8.25%, 4/1/12	—	70,000	72,625
Amscan Holdings, Inc., 8.75%, 5/1/14	—	115,000	115,000
Coinmach Corp., 9.00%, 2/1/10	—	88,000	91,960
Hines Nurseries, Inc., 10.25%, 10/1/11	—	88,000	96,140
Jafra Cosmetics, 10.75%, 5/15/11	—	100,000	113,000

(e) Jostens Holding Corp., 10.25%, 12/1/13	—	75,000	53,250
Jostens IH Corp., 7.625%, 10/1/12 144A	—	56,000	58,240
Playtex Products, Inc., 9.375%, 6/1/11	—	138,000	147,314
Samsonite Corp., 8.875%, 6/1/11	—	122,000	132,065
Sealy Mattress Co., 8.25%, 6/15/14	—	76,000	80,560
(e) Simmons Co., 0.00%, 12/15/14 144A	—	195,000	118,950

Total			1,079,104

Retail Food & Drug (0.2%)
Jean Coutu Group, Inc., 8.50%, 8/1/14 144A	—	120,000	123,000
Rite Aid Corp., 9.25%, 6/1/13	—	128,000	129,280
Stater Brothers Holdings, 8.125%, 6/15/12	—	108,000	114,210

Total			366,490

Retail Stores (0.1%)
Blockbuster, Inc., 9.00%, 9/1/12 144A	—	113,000	111,588
Finlay Fine Jewelry Corp., 8.375%, 6/1/12	—	83,000	89,640

Total			201,228

Textile/Apparel (0.3%)
Levi Strauss & Co., 9.75%, 1/15/15 144A	—	103,000	101,970
Oxford Industries, Inc., 8.875%, 6/1/11	—	193,000	207,233
Perry Ellis International, Inc., 8.875%, 9/15/13	—	50,000	52,500
Phillips Van Heusen, 7.25%, 2/15/11	—	100,000	105,000
Propex Fabrics, Inc., 10.00%, 12/1/12 144A	—	125,000	129,688

Total			596,391

Total Consumer Products/Retailing			2,243,213

Energy (0.2%)
Gas Pipelines/Oil Field Services (0.1%)
Hanover Equipment Trust 01 A, 0.00%, 3/31/07	—	50,000	43,500
Parker Drilling Co., 9.625%, 10/1/13	—	75,000	84,187

Total			127,687

Oil & Gas Exploration/Production (0.1%)
Chesapeake Energy Corp., 6.375%, 6/15/15 144A	—	63,000	64,733
Harvest Operations Corp., 7.875%, 10/15/11 144A	—	31,000	31,233
Stone Energy Corp., 6.75%, 12/15/14 144A	—	45,000	44,888
Venoco, Inc., 8.75%, 12/15/11 144A	—	74,000	76,220

Total			217,074

Oil Refining & Marketing (0.0%)
United Refining Co., 10.50%, 8/15/12 144A	—	75,000	79,312

Total			79,312

Total Energy			424,073

Financials (0.2%)
Financials Services (0.1%)
Dollar Financial Group, 9.75%, 11/15/11	—	75,000	81,375
LaBranche and Co., 11.00%, 5/15/12	—	63,000	67,725
Refco Finance Holdings, 9.00%, 8/1/12 144A	—	100,000	109,500

Total			258,600

Insurance (0.1%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	—	50,000	55,750
Fairfax Financial Holdings, 7.75%, 4/26/12	—	125,000	127,500

Total			183,250

Total Financials			441,850

Foods (0.4%)
Food/Beverage/Tobacco (0.3%)
B&G Foods, Inc., 8.00%, 10/1/11	—	63,000	67,095
Chiquita Brands International, 7.50%, 11/1/14 144A	—	42,000	42,525
Gold Kist, Inc., 10.25%, 3/15/14	—	39,000	45,630
Land O Lakes, Inc., 9.00%, 12/15/10	—	101,000	110,595
Merisant Co., 9.50%, 7/15/13 144A	—	75,000	66,750
North Atlantic Trading, 9.25%, 3/1/12	—	100,000	84,500
Pinnacle Foods Holding, 8.25%, 12/1/13 144A	—	89,000	84,773
Standard Commercial Corp., 8.00%, 4/15/12	—	92,000	94,530
(e) Tabletop Holdings, 12.25%, 5/15/14 144A	—	125,000	53,125

Total			649,523

Restaurants (0.1%)
Buffets, Inc., 11.25%, 7/15/10	—	125,000	133,750

Total			133,750

Total Foods			783,273

Gaming/Leisure/Lodging (0.7%)
Gaming (0.4%)
American Casino & Entertainment, 7.85%, 2/1/12	—	50,000	53,125
Herbst Gaming, Inc., 7.00%, 11/15/14 144A	—	30,000	30,375
(d) Hollywood Casino Shreveport, 13.00%, 8/1/06	—	75,000	63,469
Inn of the Mountain Gods, 12.00%, 11/15/10	—	50,000	58,500
Majestic Star Casino LLC, 9.50%, 10/15/10	—	124,000	131,440
Resort Intl. Hotel/Casino, 11.50%, 3/15/09	—	75,000	88,125
River Rock Entertainment, 9.75%, 11/1/11	—	75,000	84,094
Wheeling Island Gaming, 10.125%, 12/15/09	—	100,000	106,500
Wynn Las Vegas LLC/Corp., 6.625%, 12/1/14 144A	—	199,000	197,009

Total			812,637

Leisure (0.3%)
AMC Entertainment, Inc., 9.875%, 2/1/12	—	125,000	136,249
Intrawest Corp., 7.50%, 10/15/13 144A	—	57,000	60,634
LCE Acquisition Corp., 9.00%, 8/1/14 144A	—	120,000	129,900
Universal City Development Corp., 11.75%, 4/1/10	—	88,000	103,950
Universal City Florida, 8.375%, 5/1/10 144A	—	50,000	51,875
WMG Holdings Corp., 6.905%, 12/15/11 144A	—	83,000	83,623

Total			566,231

Total Gaming/Leisure/Lodging			1,378,868

Health Care/Pharmaceuticals (0.5%)
Alliance Imaging, Inc., 7.25%, 12/15/12 144A	—	83,000	84,453
General Nutrition Center, 8.50%, 12/1/10	—	150,000	141,750

Iasis Healthcare Corp., 8.75%, 6/15/14	—	104,000	113,360
Medcath Holdings Corp., 9.875%, 7/15/12	—	87,000	94,395
Omega Healthcare Investors, 7.00%, 4/1/14	—	50,000	51,375
Tenet Healthcare Corp., 9.875%, 7/1/14 144A	—	101,000	110,090
Universal Hospital Service, 10.125%, 11/1/11	—	50,000	52,000
US Oncology, Inc., 9.00%, 8/15/12 144A	—	99,000	110,633
Vanguard Health Holding II, 9.00%, 10/1/14 144A	—	145,000	155,149
Ventas Realty LP, 9.00%, 5/1/12	—	50,000	58,313

Total Health Care/Pharmaceuticals			971,518

Media (0.5%)
Broadcasting (0.0%)
Sinclair Broadcast Group, 8.00%, 3/15/12	—	75,000	79,688

Total			79,688

Cable/Satellite (0.4%)
Cablevision Systems Corp., 8.00%, 4/15/12 144A	—	125,000	133,437
Echostar DBS Corp., 6.625%, 10/1/14 144A	—	95,000	96,188
Insight Midwest, 9.75%, 10/1/09	—	50,000	52,375
Kabel Deutschland GMBH, 10.625%, 7/1/14 144A	—	100,000	114,999
MediaCom LLC, 9.50%, 1/15/13	—	100,000	100,375
NTL Cable PLC, 8.75%, 4/15/14 144A	—	50,000	56,375
Panamsat Corp., 9.00%, 8/15/14 144A	—	83,000	92,649
(e) Panamsat Holding Corp., 0.00%, 11/1/14 144A	—	62,000	42,625
Rogers Cable, Inc., 6.25%, 6/15/13	—	52,000	52,130
Rogers Cable, Inc., 6.75%, 3/15/15 144A	—	75,000	76,688

Total			817,841

Publishing (0.1%)
Dex Media, Inc., 8.00%, 11/15/13	—	50,000	54,125
WDAC Subsidiary Corp., 8.375%, 12/1/14 144A	—	75,000	73,969

Total			128,094

Total Media			1,025,623

Services (0.2%)
Environmental Services (0.1%)
Allied Waste North America, 7.375%, 4/15/14	—	175,000	167,562

Total			167,562

Services-Other (0.1%)
Alderwoods Group, Inc., 7.75%, 9/15/12 144A	—	41,000	44,280
Buhrmann U.S., Inc., 8.25%, 7/1/14	—	63,000	63,709
Petro Stopping Center, 9.00%, 2/15/12	—	75,000	79,313
United Rentals NA, Inc., 6.50%, 2/15/12	—	120,000	117,000

Total			304,302

Total Services			471,864

Technology (0.2%)
Amkor Technologies, Inc., 7.125%, 3/15/11	—	100,000	94,000
Magnachip Semiconductor, 8.00%, 12/15/14 144A	—	75,000	78,188
Stats Chippac, Inc., 6.75%, 11/15/11 144A	—	83,000	82,170
Xerox Corp., 7.20%, 4/1/16	—	50,000	53,500

Total Technology			307,858

Telecommunications (0.7%)
Telecommunications-Wireless (0.3%)
Alamosa Delaware, Inc., 8.50%, 1/31/12	—	50,000	54,625
Centennial Communications, 8.125%, 2/1/14	—	133,000	136,658
(e) IWO Escrow Co., 0.00%, 1/15/15 144A	—	62,000	38,440
Nextel Communications, 6.875%, 10/31/13	—	50,000	54,250
Rogers Wireless, Inc., 6.375%, 3/1/14	—	62,000	61,380
Rogers Wireless, Inc., 7.25%, 12/15/12 144A	—	45,000	47,700
Rogers Wireless, Inc., 8.00%, 12/15/12 144A	—	31,000	32,783
SBA Communications Corp., 8.50%, 12/1/12 144A	—	87,000	88,740
US Unwired, Inc., 10.00%, 6/15/12	—	87,000	98,093

Total			612,669

Telecommunications-Wireline (0.4%)
(e) AT&T Corp., 9.75%, 11/15/31	—	124,000	148,024
Citizens Communications, 9.00%, 8/15/31	—	126,000	143,954
MCI, Inc., 7.735%, 5/1/14	—	190,000	204,249
Qwest Communications International, 7.25%, 2/15/11 144A	—	75,000	76,875
Qwest Communications International, 7.50%, 11/1/08	—	25,000	24,750
Qwest Corp., 7.875%, 9/1/11 144A	—	80,000	86,800
Qwest Services Corp., Inc., 13.50%, 12/15/10 144A	—	73,000	87,783
Securus Technologies, Inc., 11.00%, 9/1/11 144A	—	63,000	63,000

Total			835,435

Total Telecommunications			1,448,104

Transportation (0.2%)
Horizon Lines LLC, 9.00%, 11/1/12 144A	—	55,000	59,125
Laidlaw International, Inc., 10.75%, 6/15/11	—	42,000	49,035
OMI Corp., 7.625%, 12/1/13	—	75,000	80,250
Ship Finance International, Ltd., 8.50%, 12/15/13	—	125,000	128,750
Stena AB, 7.50%, 11/1/13	—	50,000	52,375
Stena AB, 9.625%, 12/1/12	—	50,000	56,500
TFM SA DE C V, 12.50%, 6/15/12	—	50,000	58,375

Total Transportation			484,410

Utilities (0.2%)
Aquila, Inc., 9.95%, 2/1/11	—	75,000	84,938
Midwest Generation LLC, 8.75%, 5/1/34	—	65,000	73,775
NRG Energy, Inc., 8.00%, 12/15/13 144A	—	25,000	27,250
Reliant Energy, Inc., 6.75%, 12/15/14	—	56,000	55,650
Sierra Pacific Resources, 8.625%, 3/15/14	—	75,000	84,750
Utilicorp Canada Finance, 7.75%, 6/15/11	—	63,000	65,441

Total Utilities			391,804

Total Below Investment Grade Bonds (Cost: $14,188,248)			14,788,859

Money Market Investments (10.9%)

Federal Government and Agencies (0.7%)
(b) Federal Home Loan Mortgage Co., 2.42%, 3/22/05	—	1,400,000	1,392,902

Total Federal Government and Agencies			1,392,902

Finance Lessors (2.9%)
(b) Preferred Receivable Funding, 2.25%, 1/6/05	—	3,000,000	2,999,063
(b) Ranger Funding Co. LLC, 2.34%, 1/18/05	—	3,000,000	2,996,685

Total Finance Lessors			5,995,748

Finance Services (2.9%)
(b) Citicorp, 2.27%, 1/20/05	—	3,000,000	2,996,406
(b) Windmill Funding Corp., 2.33%, 1/25/05	—	3,000,000	2,995,340

Total Finance Services			5,991,746

Personal Credit Institutions (1.5%)
(b) CXC, Inc., 2.20%, 1/3/05	—	3,000,000	2,999,633

Total Personal Credit Institutions			2,999,633

Short Term Business Credit (2.9%)
Old Line Funding Corp., 2.25%, 1/10/05	—	3,000,000	2,998,312
USAA Cap Corp, 2.28%, 1/13/05	—	3,000,000	2,997,720

Total Short Term Business Credit			5,996,032

Total Money Market Investments (Cost: $22,375,630)			22,376,061

Total Investments (99.9%) (Cost $178,291,022)(a)			204,764,532

Other Assets, Less Liabilities (0.1%)			193,657

Total Net Assets (100.0%)			$204,958,189

*	Non-Income Producing

ADR - American Depository Receipt

144A after the name of a security represents a security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004 the value of these securities was $9,363,952, representing 4.57% of net assets.

IO - Interest Only Security

(a)	At December 31, 2004 the aggregate cost of securities for federal tax purposes was $178,291,022 and the net unrealized appreciation of investments based on that cost was $26,473,511 which is comprised of $27,890,269 aggregate gross unrealized appreciation and $1,416,758 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ Depreciation
S&P 500 Index Futures	50	3/05	$419,375
(Total Notional Value at December 31, 2004 $14,751,875)
US Ten Year Treasury Note	10	3/05	$5,469
(Total Notional Value at December 31, 2004 $1,124,844)

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date, the stated coupon rate becomes effective.

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

MS High Yield Bond

Schedule of Investments

December 31, 2004 (unaudited)

	Shares/ Par	Market Value
Bonds (95.8%)

Autos/Vehicle Parts (4.7%)
Affinia Group, Inc., 9.00%, 11/30/14 144A	317,000	$330,473
Collins & Aikman Products, 10.75%, 12/31/11	951,000	970,020
Cooper Tire & Rubber Co., 8.375%, 12/15/14 144A	1,365,000	1,361,587
Delco Remy International, Inc., 9.375%, 4/15/12	687,000	704,175
HLI Operating Co., 10.50%, 6/15/10	1,089,000	1,167,952
The Pep Boys - Manny, Moe & Jack, 7.50%, 12/15/14	546,000	553,508
(e) Standadyne Corp., 12.00%, 2/15/15 144A	1,840,000	1,087,900
Tenneco Automotive, Inc., 8.625% 11/15/14 144A	731,000	760,240
Visteon Corp., 7.00%, 3/10/14	719,000	686,645

Total Autos/Vehicle Parts		7,622,500

Basic Materials (12.4%)
Chemicals (6.1%)
BCP Caylux Holding, 9.625%, 6/15/14 144A	1,384,000	1,560,459
Borden US Fin/Nova Scot, 9.00%, 7/15/14 144A	412,000	457,320
Crompton Corp., 9.875%, 8/1/12 144A	687,000	786,615
Huntsman International, LLC, 7.375%, 1/1/15 144A	819,000	821,048
Huntsman LLC, 11.50%, 7/15/12 144A	825,000	975,563
Huntsman LLC, 11.625%, 10/15/10	550,000	650,375
Invista, 9.25%, 5/1/12 144A	1,470,000	1,639,049
(e) KI Holdings, Inc., 9.875%, 11/15/14 144A	1,650,000	1,056,000
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	1,250,000	1,437,500
Terra Capital Corp., 11.50%, 6/1/10	503,000	573,420

Total		9,957,349

Metals/Mining (1.3%)
Asia Aluminum Holdings, Ltd., 8.00%, 12/23/11 144A	443,000	447,430
IMCO Recycling Escrow, 9.00%, 11/15/14 144A	820,000	852,800
Ispat Inland ULC, 9.75%, 4/1/14	187,000	230,945
Ryerson Tull, Inc., 8.25%, 12/15/11 144A	655,000	661,550

Total		2,192,725

Packaging/Containers (3.0%)
Anchor Glass Container, 11.00%, 2/15/13	685,000	732,950
(e) Consolidated Container Co., 9.00%, 6/15/09	825,000	693,000
Graham Packaging Co., 9.875%, 10/15/14 144A	1,367,000	1,459,273
Owens-Brockway Glass Containers, 6.75%, 12/1/14 144A	776,000	783,760
Pliant Corp., 11.125%, 9/1/09	1,088,000	1,185,920

Total		4,854,903

Paper & Forest Products (2.0%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	858,000	900,900
Ainsworth Lumber Co., Ltd., 7.25%, 10/1/12 144A	687,000	699,023
Appleton Papers, Inc., 8.125%, 6/15/11	480,000	517,200
Appleton Papers, Inc., 9.75%, 6/15/14	550,000	607,750
Neenah Paper, Inc., 7.375%, 11/15/14 144A	547,000	555,205

Total		3,280,078

Total Basic Materials		20,285,055

Builders/Building Materials (3.9%)
Building Materials (2.5%)
Goodman Global Holdings, 7.875%, 12/15/12 144A	1,363,000	1,349,370
Integrated Electrical Services, Inc., 9.375%, 2/1/09	475,000	446,500
Ply Gem Industries, Inc., 9.00%, 2/15/12 144A	1,089,000	1,105,335
RMCC Acquisition Co., 9.50%, 11/1/12 144A	632,000	630,420
THL BuildCo, Inc., 8.50%, 9/1/14 144A	545,000	569,525

Total		4,101,150

Home Builders (1.4%)
William Lyon Homes, 7.50%, 2/15/14	825,000	792,000
William Lyon Homes, 7.625%, 12/15/12 144A	381,000	371,951
Technical Olympic USA, Inc., 7.50%, 3/15/11	825,000	831,188
Technical Olympic USA, Inc., 9.00%, 7/1/10	300,000	321,000

Total		2,316,139

Total Builders/Building Materials		6,417,289

Capital Goods (6.9%)
Ames True Temper, Inc., 10.00%, 7/15/12	1,374,000	1,408,350
Amsted Industries, Inc., 10.25%, 10/15/11 144A	925,000	1,045,250
Bombardier Recreational, 8.375%, 12/15/13	925,000	987,438
Coleman Cable, Inc., 9.875%, 10/1/12 144A	820,000	871,250
Columbus McKinnon Corp., 10.00%, 8/1/10	675,000	759,375
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	1,320,000	1,451,999
Douglas Dynamics LLC, 7.75%, 1/15/12 144A	546,000	553,508
ITRON, Inc., 7.75%, 5/15/12 144A	825,000	839,438
Park-Ohio Industries, Inc., 8.375%, 11/15/14 144A	1,095,000	1,095,000
Rexnord Corp., 10.125%, 12/15/12	300,000	339,000
Sup Essx Com & Essx Group, 9.00%, 4/15/12	962,000	990,860
Trimas Corp., 9.875%, 6/15/12	825,000	874,500

Total Capital Goods		11,215,968

Consumer Products/Retailing (13.7%)
Consumer Products (6.9%)
American Achievement Corp., 8.25%, 4/1/12	550,000	570,625
Amscan Holdings, Inc., 8.75%, 5/1/14	1,235,000	1,235,000
Coinmach Corp., 9.00%, 2/1/10	950,000	992,750
Hines Nurseries, Inc., 10.25%, 10/1/11	956,000	1,044,430
Jafra Cosmetics, 10.75%, 5/15/11	800,000	904,000
(e) Jostens Holding Corp., 10.25%, 12/1/13	675,000	479,250
Jostens IH Corp., 7.625%, 10/1/12 144A	615,000	639,600
Playtex Products, Inc., 9.375%, 6/1/11	1,511,000	1,612,992
Samsonite Corp., 8.875%, 6/1/11	1,330,000	1,439,724
Sealy Mattress Co., 8.25%, 6/15/14	829,000	878,740
(e) Simmons Co., 10.00%, 12/15/14 144A	2,130,000	1,299,300

Total		11,096,411

Retail Food & Drug (2.3%)
Jean Coutu Group, Inc., 8.50%, 8/1/14 144A	1,099,000	1,126,475
Rite Aid Corp., 9.25%, 6/1/13	1,400,000	1,414,000
Stater Brothers Holdings, 8.125%, 6/15/12	1,200,000	1,269,000

Total		3,809,475

Retail Stores (1.2%)
Blockbuster, Inc., 9.00%, 9/1/12 144A	1,232,000	1,216,600
Finlay Fine Jewelry Corp., 8.375%, 6/1/12	687,000	741,960

Total		1,958,560

Textile/Apparel (3.3%)
Levi Strauss & Co., 9.75%, 1/15/15 144A	910,000	900,900
Oxford Industries, Inc., 8.875%, 6/1/11	1,247,000	1,338,966
Perry Ellis International, Inc., 8.875%, 9/15/13	550,000	577,500
Phillips Van Heusen, 7.25%, 2/15/11	1,100,000	1,155,000
Propex Fabrics, Inc., 10.00%, 12/1/12 144A	1,369,000	1,420,338

Total		5,392,704

Total Consumer Products/Retailing		22,257,150

Energy (2.6%)
Gas Pipelines/Oil Field Services (0.9%)
Hanover Equipment Trust 01 A, 0.00%, 3/31/07	550,000	478,500
Parker Drilling Co., 9.625%, 10/1/13	825,000	926,062

Total		1,404,562

Oil & Gas Exploration/Production (1.2%)
Chesapeake Energy Corp., 6.375%, 6/15/15 144A	683,000	701,783
Harvest Operations Corp., 7.875%, 10/15/11 144A	342,000	344,565
Stone Energy Corp., 6.75%, 12/15/14 144A	273,000	272,318
Venoco, Inc., 8.75%, 12/15/11 144A	591,000	608,730

Total		1,927,396

Oil Refining & Marketing (0.5%)
United Refining Co., 10.50%, 8/15/12 144A	825,000	872,437

Total		872,437

Total Energy		4,204,395

Financials (3.1%)
Financials Services (1.8%)
Dollar Financial Group, 9.75%, 11/15/11	825,000	895,125
LaBranche and Co., 11.00%, 5/15/12	688,000	739,600
Refco Finance Holdings, 9.00%, 8/1/12 144A	1,100,000	1,204,500

Total		2,839,225

Insurance (1.3%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	675,000	752,625
Fairfax Financial Holdings, 7.75%, 4/26/12	1,369,000	1,396,380

Total		2,149,005

Total Financials		4,988,230

Foods (5.4%)
Food/Beverage/Tobacco (4.5%)
B&G Foods, Inc., 8.00%, 10/1/11	685,000	729,525
Chiquita Brands International, 7.50%, 11/1/14 144A	458,000	463,725
Gold Kist, Inc., 10.25%, 3/15/14	454,000	531,180
Land O Lakes, Inc., 9.00%, 12/15/10	1,100,000	1,204,500
Merisant Co., 9.50%, 7/15/13 144A	825,000	734,250
North Atlantic Trading, 9.25%, 3/1/12	1,100,000	929,500
Pinnacle Foods Holding, 8.25%, 12/1/13 144A	1,104,000	1,051,560
Standard Commercial Corp., 8.00%, 4/15/12	1,008,000	1,035,720
(e) Tabletop Holdings, 12.25%, 5/15/14 144A	1,375,000	584,375

Total		7,264,335

Restaurants (0.9%)
Buffets, Inc., 11.25%, 7/15/10	1,394,000	1,491,580

Total		1,491,580

Total Foods		8,755,915

Gaming/Leisure/Lodging (8.8%)
Gaming (4.9%)
American Casino & Entertainment, 7.85%, 2/1/12	700,000	743,750
Herbst Gaming, Inc., 7.00%, 11/15/14 144A	330,000	334,125
(d) Hollywood Casino Shreveport, 13.00%, 8/1/06	300,000	253,875
Inn of the Mountain Gods, 12.00%, 11/15/10	547,000	639,990
Majestic Star Casino LLC, 9.50%, 10/15/10	962,000	1,019,720
Resort Intl. Hotel/Casino, 11.50%, 3/15/09	850,000	998,750
River Rock Entertainment, 9.75%, 11/1/11	825,000	925,031
Wheeling Island Gaming, 10.125%, 12/15/09	850,000	905,250
Wynn Las Vegas LLC/Corp., 6.625%, 12/1/14 144A	2,191,000	2,169,090

Total		7,989,581

Leisure (3.9%)
AMC Entertainment, Inc., 9.875%, 2/1/12	1,371,000	1,494,390
Intrawest Corp., 7.50%, 10/15/13 144A	622,000	661,653
LCE Acquisition Corp., 9.00%, 8/1/14 144A	1,100,000	1,190,750
Universal City Development Corp., 11.75%, 4/1/10	1,337,000	1,579,331
Universal City Florida, 8.375%, 5/1/10 144A	546,000	566,475
WMG Holdings Corp., 6.905%, 12/15/11 144A	910,000	916,825

Total		6,409,424

Total Gaming/Leisure/Lodging		14,399,005

Health Care/Pharmaceuticals (6.4%)
Alliance Imaging, Inc., 7.25%, 12/15/12 144A	910,000	925,925
General Nutrition Center, 8.5%, 12/1/10	1,375,000	1,299,375
Iasis Healthcare Corp., 8.75%, 6/15/14	1,133,000	1,234,970
Medcath Holdings Corp., 9.875%, 7/15/12	964,000	1,045,940
Omega Healthcare Investors, 7.00%, 4/1/14	550,000	565,125
Tenet Healthcare Corp., 9.875%, 7/1/14 144A	1,100,000	1,199,000
Universal Hospital Service, 10.125%, 11/1/11	550,000	572,000
US Oncology, Inc., 9.00%, 8/15/12 144A	1,101,000	1,230,368
Vanguard Health Holding II, 9.00%, 10/1/14 144A	1,371,000	1,466,970
Ventas Realty, Ltd. Partnership, 9.00%, 5/1/12	800,000	933,000

Total Health Care/Pharmaceuticals		10,472,673

Media (7.2%)
Broadcasting (0.5%)
Sinclair Broadcast Group, 8.00%, 3/15/12	828,000	879,750

Total		879,750

Cable/Satellite (5.8%)
Cablevision Systems Corp., 8.00%, 4/15/12 144A	1,375,000	1,467,812
Echostar DBS Corp., 6.625%, 10/1/14 144A	825,000	835,313
Insight Midwest, 9.75%, 10/1/09	975,000	1,021,313
Kabel Deutschland GMBH, 10.625%, 7/1/14 144A	1,100,000	1,264,999
MediaCom LLC, 9.50%, 1/15/13	1,345,000	1,350,043
NTL Cable PLC, 8.75%, 4/15/14 144A	550,000	620,125
Panamsat Corp., 9.00%, 8/15/14 144A	917,000	1,023,601
(e) Panamsat Holding Corp., 10.375%, 11/1/14 144A	683,000	469,563
Roger’s Cable, Inc., 6.25%, 6/15/13	569,000	570,423
Rogers Cable, Inc., 6.75%, 3/15/15 144A	821,000	839,473

Total		9,462,665

Publishing (0.9%)
Dex Media, Inc., 8.00%, 11/15/13	550,000	595,375
WDAC Subsidiary Corp., 8.375%, 12/1/14 144A	820,000	808,725

Total		1,404,100

Total Media		11,746,515

Services (3.0%)
Environmental Services (1.1%)
Allied Waste North America, 7.375%, 4/15/14	1,920,000	1,838,399

Total		1,838,399

Services-Other (1.9%)
Alderwoods Group, Inc., 7.75%, 9/15/12 144A	454,000	490,320
Buhrmann U.S., Inc., 8.25%, 7/1/14	687,000	694,729
Petro Stopping Center, 9.00%, 2/15/12	825,000	872,438
United Rentals NA, Inc., 6.50%, 2/15/12	1,098,000	1,070,550

Total		3,128,037

Total Services		4,966,436

Technology (1.9%)
Amkor Technologies, Inc., 7.125%, 3/15/11	1,100,000	1,034,000
Magnachip Semiconductor, 8.00%, 12/15/14 144A	819,000	853,808
Stats Chippac, Inc., 6.75%, 11/15/11 144A	687,000	680,130
Xerox Corp., 7.20%, 4/1/16	548,000	586,360

Total Technology		3,154,298

Telecommunications (9.7%)
Telecommunications-Wireless (4.0%)
Alamosa Delaware, Inc., 8.50%, 1/31/12	550,000	600,875
Centennial Communications, 8.125%, 2/1/14	1,466,000	1,506,315
(e) IWO Escrow Co., 10.75%, 1/15/15 144A	683,000	423,460
Nextel Communications, 6.875%, 10/31/13	600,000	651,000
Rogers Wireless, Inc., 6.375%, 3/1/14	686,000	679,140
Rogers Wireless, Inc., 7.25%, 12/15/12 144A	274,000	290,440
Rogers Wireless, Inc., 8.00%, 12/15/12 144A	342,000	361,665
SBA Communications Corp., 8.50%, 12/1/12 144A	957,000	976,140
US Unwired, Inc., 10.00%, 6/15/12	962,000	1,084,655

Total		6,573,690

Telecommunications-Wireline (5.7%)
(e) AT&T Corp., 9.75%, 11/15/31	1,366,000	1,630,663
Citizens Communications, 9.00% 8/15/31	1,369,000	1,564,083
MCI, Inc., 7.735%, 5/1/14	2,055,000	2,209,124
Qwest Communications International, 7.25%, 2/15/11 144A	825,000	845,625
Qwest Communications International, 7.50%, 11/1/08	275,000	272,250
Qwest Corp., 7.875%, 9/1/11 144A	1,145,000	1,242,325
Qwest Services Corp., Inc., 12/15/10, 13.50% 144A	688,000	827,320
Securus Technologies, Inc., 11.00%, 9/1/11 144A	687,000	687,000

Total		9,278,390

Total Telecommunications		15,852,080

Transportation (3.3%)
Horizon Lines LLC, 9.00%, 11/1/12 144A	620,000	666,500
Laidlaw International, Inc., 10.75%, 6/15/11	528,000	616,440
OMI Corp., 7.625%, 12/1/13	825,000	882,750
Ship Finance International, Ltd., 8.50%, 12/15/13	775,000	798,250
Stena AB, 7.50%, 11/1/13	550,000	576,125
Stena AB, 9.625%, 12/1/12	800,000	904,000
TFM SA DE C V, 12.50%, 6/15/12	800,000	934,000

Total Transportation		5,378,065

Utilities (2.8%)
Aquila, Inc., 9.95%, 2/1/11	820,000	928,650
Midwest Generation LLC, 8.75%, 5/1/34	690,000	783,150
NRG Energy, Inc., 8.00%, 12/15/13 144A	550,000	599,500
Reliant Energy, Inc., 6.75%, 12/15/14	614,000	610,163
Sierra Pacific Resources, 8.625%, 3/15/14	825,000	932,249
Utilicorp Canada Finance, 7.75% 6/15/11	685,000	711,544

Total Utilities		4,565,256

Total Bonds (Cost: $149,385,737)		156,280,830

Preferred Stocks (0.0%)

Media (0.0%)
PTV Inc.	6	27

Total Preferred Stocks (Cost: $0)		27

Common Stocks and Warrants (0.5%)

Foods (0.5%)
B&G Foods, Inc. - EIS	45,647	683,792

Total Foods		683,792

Media (0.0%)
NTL, Inc.	9	36

Total Media		36

Telecommunications (0.0%)
American Tower Corp. - Warrants	1,400	32,199
Horizon PCS, Inc. - Warrant 144A	550	6
IWO Holdings, Inc. 144A	350	4

Total Telecommunications		32,209

Transportation (0.0%)
RailAmerica Transportation Corp.	650	47,450

Total Transportation		47,450

Total Common Stocks and Warrants (Cost: $852,161)		763,487

Money Market Investments (2.9%)

Personal Credit Institutions (1.1%)
CXC, Inc., 2.20%, 1/3/05	1,800,000	1,799,780

Total Personal Credit Institutions		1,799,780

Short Term Business Credit (1.8%)
Old Line Funding Corp., 2.25%, 01/10/2005	3,000,000	2,998,313

Total Short Term Business Credit		2,998,313

Total Money Market Investments (Cost: $4,798,093)		4,798,093

Total Investments (99.2%) Cost $155,035,991)(a)		161,842,437

Other Assets, Less Liabilities (0.8%)		1,338,466

Total Net Assets (100.0%)		$163,180,903

144A after the name of a security represents a security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004 the value of these securities was

$65,102,833, representing 39.90% of net assets.

IO - Interest Only Security

(a)	At December 31, 2004 the aggregate cost of securities for federal tax purposes was $155,035,991 and the net unrealized appreciation of investments based on that cost was $6,806,446 which is comprised of $7,902,918 aggregate gross unrealized appreciation and $1,096,472 aggregate gross unrealized depreciation.

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payment. At the predetermined date, the stated coupon rate becomes effective.

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

MS Municipal Bond

Schedule of Investments

December 31, 2004 (unaudited)

	Shares/ Par	Market Value
Revenue Bonds (67.0%)

Municipal Bonds - Revenue (67.0%)
Alabama (2.1%)
Alabama Water Pollution, 5.25%, 8/15/11 RB, AMBAC	900,000	$1,010,313
Jefferson County, Alabama Sewer Revenue, 5.00%, 2/1/38 RB, FGIC, PR	115,000	128,125
Jefferson County, Alabama Sewer Revenue, 5.00%, 2/1/41 RB, FGIC, PR	735,000	816,791
Jefferson County, Alabama Sewer Revenue, 5.375%, 2/1/36 RB, FGIC, PR	505,000	564,661
Jefferson County, Alabama Sewer Revenue, 5.70%, 2/1/19 RB, FGIC, PR	60,000	64,714
Jefferson County, Alabama Sewer Revenue, 5.75%, 2/1/38 RB, FGIC, PR	50,000	56,630

		2,641,234

Arizona (3.3%)
Arizona School Facilities Board Revenue, 5.50%, 7/1/17 RB	1,700,000	1,905,580
Arizona State Transportation Board Highway Revenue, 5.25%, 7/1/17 RB	1,000,000	1,101,300
Salt River Project Arizona Agriculture Improvement & Power District Electrical System	1,000,000	1,067,940
Revenue - Series A, 5.00%, 1/1/21 RB

		4,074,820

California (1.1%)
Foothill/Eastern California Corridor Agency Toll Road Revenue, 0.00%, 1/1/18 RB, PR	160,000	90,634
Foothill/Eastern Corridor Agency California Toll Road Revenue, 0.00%, 1/1/20 RB, PR	120,000	61,019
Sacramento County, California Sanitation District, 6.00%, 12/1/15 RB	1,000,000	1,151,090

		1,302,743

Colorado (1.6%)
Colorado Regional Transportation District Certificate Participation, 2.30%, 12/1/22 RB, AMBAC	2,000,000	1,997,499

		1,997,499

Connecticut (4.0%)
Connecticut State Health & Education Facilities Authority Revenue, Variable, 7/1/36	900,000	900,000
Connecticut State Health & Education Facilities Authority Revenue, Variable, 7/1/36 RB	100,000	100,000
Connecticut State Special Tax Obligation Revenue Transportation Infrastructure, Series A, 5.375%, 10/1/17 RB, FSA, PR	1,000,000	1,134,300
Connecticut State Special Tax Obligation Revenue, 5.75%, 6/1/13 RB, FGIC, PR	5,000	5,296
Hartford, Connecticut Package System, 6.40%, 7/1/20 RB	900,000	941,859
State of Connecticut Clean Water Fund Revenue, 5.25%, 11/1/12 RB, PR	1,845,000	1,883,283

		4,964,738

Florida (3.6%)
Collier County, Florida Housing Finance Authority, 4.90%, 2/15/32 RB, FNMA	1,250,000	1,299,813
Escambia County, Florida Health Facilities Authority Revenue, 5.25%, 11/15/32 RB	670,000	694,033
Escambia County, Florida Health Facilities Authority Revenue, 5.75%, 11/15/29 RB, AMBAC	760,000	868,809
Miami, Florida Health Facilities Authority Revenue Series B, 5.25%, 11/15/33 RB	1,000,000	1,023,430
Miami, Florida Health Facilities Authority Revenue Series C, 5.25%, 11/15/33 RB	500,000	511,715

		4,397,800

Georgia (3.4%)
Atlanta, Georgia Water & Wastewater Revenue, 5.50%, 11/1/22 RB, FGIC	550,000	639,837
Cartersville, Georgia Development Authority Water & Waste Facility, 7.40%, 11/1/10 RB, AMT	1,000,000	1,201,940
Colquitt County, Georgia Development Authority Revenue, 0.00%, 12/1/21, RB, PR	290,000	129,137
Georgia Municipal Electric Authority, 5.00%, 11/1/24 RB, MBIA	250,000	261,810
Georgia Municipal Electric Authority, 6.40%, 1/1/13 RB, AMBAC	110,000	129,470
Richmond County, Georgia Development Authority Revenue, 0.00%, 12/1/21, RB, PR	3,370,000	1,533,215
Atlanta, Georgia Airport Revenue, 5.50%, 1/1/26 RB, FGIC, PR	185,000	209,951
Atlanta, Georgia Airport General Revenue, 5.60%, 1/1/30 RB, PR	50,000	56,975

		4,162,335

Illinois (5.4%)
(e) Chicago, Illinois Capital Appreciation, 5.38%, 1/1/17 RB, MBIA	1,000,000	825,560
Chicago, Illinois Public Building Community Building Revenue, 0.00%, 1/1/08 RB, MBIA, PR	480,000	444,734
Chicago, Illinois Sales Tax, 5.375%, 1/01/30 RB, FGIC, PR	10,000	11,170
Illinois Educational Facilities Authority Student Housing Revenue, 6.25%, 5/1/30 RB	1,000,000	1,063,240
Illinois Finance Authority Revenue University of Chicago-Series A, 5.00%, 7/1/34 RB	1,000,000	1,019,320
Illinois State Sales Tax Revenue, 5.50%, 6/15/15 RB	1,600,000	1,789,328
Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax, 5.50%, 6/15/18 RB, FGIC, PR	1,175,000	1,373,046
University of Illinois University Revenue Auxiliary Facilities Series A, 6.00%, 4/1/30 RB, PR, MBIA	185,000	214,324

		6,740,722

Indiana (1.2%)
Fort Wayne, Indiana Sewer Works Revenue, 9.625%, 8/1/05 RB, BIGI	120,000	123,983
Indiana State Toll Finance Authority, 6.00%, 7/1/15 RB	100,000	100,154
Shelby, Indiana Eastern School Building Corp., 5.50%, 7/15/13 RB, FGIC	1,135,000	1,278,351

		1,502,488

Iowa (1.9%)
Cedar Rapids, Iowa Revenue Bond, 9.00%, 7/1/25 RB, PR	1,000,000	1,054,140
Iowa City, Iowa Sewer Revenue, 5.50%, 7/1/25 RB, FSA	140,000	150,900
Iowa Finance Authority Hospital Facility Revenue, 5.878%, 2/15/20 RB, AMBAC	1,000,000	1,115,330

		2,320,370

Kansas (0.9%)
Kansas State Department of Transportation Highway Revenue, 5.00%, 9/1/10 RB, PR	45,000	49,535
Kansas State Department of Transportation Highway Revenue, 5.125%, 9/1/12 RB, PR	55,000	60,893
Kansas State Development Finance Authority Revenue, Water Pollution Control Revolving Fund II, 4.75%, 5/1/14 RB	1,000,000	1,064,600

		1,175,028

Kentucky (0.9%)
Louisville & Jefferson County, Kentucky Regional Airport Authority, 6.50%, 7/1/17 RB, MBIA, AMT	1,000,000	1,106,110

		1,106,110

Louisiana (0.2%)
Louisiana State Gas & Fuels Tax Revenue, 5.375%, 6/1/16 RB, AMBAC	250,000	278,480

		278,480

Maine (0.5%)
Regional Waste System, Inc., Maine Solid Waste Resource Recovery, 6.25%, 7/1/11 RB, AMT	550,000	569,558

		569,558

Maryland (0.9%)
Maryland State Industrial Development Financing Authority Economic Development Revenue, 5.20%, 11/1/26 RB	1,065,000	1,120,295

		1,120,295

Massachusetts (2.3%)
Massachusetts Bay Transportation Authority, 5.00%, 3/1/22 RB, PR, General Obligation of Authority	820,000	873,357
Massachusetts State Health & Educational Facility Authority, 6.25%, 12/1/22 RB, PR	110,000	116,338
Massachusetts State Water Reserve Authority, Variable, 4/1/28 RB, AMBAC	1,200,000	1,200,000
Massachusetts State Water Reserve Authority, Variable, 8/1/20 RB, LOC	660,000	660,000

		2,849,695

Michigan (2.4%)
Detroit, Michigan Sewer Disposal Revenue, 5.25%, 7/1/21 RB, FSA	1,525,000	1,723,967
Detroit, Michigan Sewer Disposal Revenue, Variable, 7/1/33 RB, FSA	1,000,000	1,000,000
Detroit, Michigan Water Supply System, 5.25%, 7/1/33 RB, FGIC, PR	165,000	185,533

		2,909,500

Mississippi (1.0%)
Mississippi Development Bank Special Obligation, 5.00%, 9/01/34 RB, FSA	1,250,000	1,282,988

		1,282,988

Missouri (0.3%)
Saline County, Missouri Individual Development Authority, 6.50%, 12/1/28 RB	345,000	351,676

		351,676

Nebraska (0.4%)
Nebraska Investment Finance Authority, Single Family Housing Revenue, 6.25%, 3/1/21 RB, GNMA, FNMA, FHLMC, AMT	455,000	457,025

		457,025

New Jersey (3.0%)
New Jersey State Highway Authority Garden State Parkway General Revenue, 5.25%, 1/1/18 RB, PR	1,190,000	1,340,321
New Jersey State Transportation Authority, 5.50%, 6/15/18 RB	2,125,000	2,346,913

		3,687,234

New York (8.1%)
Metropolitan Transportation Authority, 5.00%, 4/1/17 RB, PR, FSA	1,000,000	1,121,200
Metropolitan Transportation Authority, 5.625%, 7/1/25 RB, PR, MBIA	1,000,000	1,096,300

New York City Municipal Water Finance Authority, 5.75%, 6/15/29 RB, PR	1,000,000	1,093,220
New York City Municipal Water Financial Authority Water & Sewer System Revenue, 5.25%, 06/15/17 RB	1,205,000	1,320,584
New York City, New York Municipal Water Financial Authority Water & Sewer System Revenue, Variable, 6/15/25 RB, FGIC	400,000	400,000
New York City, New York Transitional Financial Authority - Series E, 5.25%, 2/1/22 RB, MBIA	1,000,000	1,088,700
New York Metropolitan Transportation Authority Commuter Facilities, 5.00%, 7/1/21 RB, AMBAC, PR	1,080,000	1,209,168
New York State Dormitory Authority, 5.125%, 2/15/08 RB	900,000	967,275
New York State Dormitory Authority, 5.125%, 7/1/27 RB, MBIA, PR	195,000	214,582
Sales Tax Asset Receivable, 5.00%, 10/15/32 RB, AMBAC	1,500,000	1,549,155

		10,060,184

North Carolina (4.3%)
North Carolina Municipal Power Agency #1 Catawba Electric Revenue, 5.00%, 1/1/20 RB, PR	860,000	951,977
North Carolina Eastern Municipal Power Agency Systems, 4.00%, 1/1/18 RB, PR	1,705,000	1,717,054
North Carolina Eastern Municipal Power Agency System, 4.50%, 1/1/24 RB, PR	1,785,000	1,860,381
North Carolina Eastern Municipal Power Agency Power System, 6.00%, 1/1/26 RB, PR	520,000	638,659
North Carolina Municipal Power Agency Power System Revenue, 6.50%, 1/1/10 RB, PR, MBIA	180,000	210,965

		5,379,036

Ohio (0.2%)
Ohio Housing Finance Agency, 5.625%, 9/1/16 RB, GNMA	210,000	226,645
Ohio Housing Finance Agency, 6.20%, 9/1/14 RB, GNMA	60,000	61,387

		288,032

Pennsylvania (3.3%)
Delaware Valley, Pennsylvania Regional Financial Authority Local Government Revenue, 5.50%, 8/1/28 RB, AMBAC	2,025,000	2,226,770
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue, 5.00%, 1/1/27 RB, PR, FSA	265,000	291,511
Pennsylvania State Higher Education, 6.00%, 1/15/31 RB	1,500,000	1,607,070

		4,125,351

Rhode Island (0.1%)
Rhode Island Depositors Economic Protection Corp., 5.75%, 8/1/21 RB, PR, FSA	135,000	162,699

		162,699

Tennessee (0.8%)
Metropolitan Government Nashville & Davidson County Tennessee Electric Revenue-Series A, 5.00%, 5/15/29 RB, AMBAC	1,000,000	1,033,200

		1,033,200

Texas (8.9%)
Fort Worth, Texas Housing Finance Corp., 6.00%, 8/20/43 RB, GNMA	1,000,000	1,024,180
Houston, Texas Utility Systems Revenue, 5.25%, 5/15/27 RB, MBIA	1,000,000	1,065,440
Irving, Texas Waterworks and Sewer, 5.00%, 8/15/15 RB, AMBAC	1,285,000	1,414,567
Lower Colorado River Authority Texas Revenue, 5.00%, 1/1/15 RB, PR, FSA	1,000,000	1,111,370
Mission Texas Water & Sewer, 5.50%, 4/1/27 RB, FGIC	500,000	548,945
Odessa, Texas Junior College District, 8.125%, 12/1/18 RB, PR	920,000	967,868
Panhandle Texas Regional Housing Finance Authority, 6.00%, 7/20/31 RB, GNMA	1,000,000	1,070,960
Texas University Board of Regents Revenue Financing Bonds, 5.25%, 8/15/15 RB	1,000,000	1,133,950

Texas Water Development Board Revenue, 5.75%, 7/15/16 RB	1,000,000	1,046,930
University of Texas Revenue, 5.25%, 8/15/20 RB	1,290,000	1,463,041

		10,847,251

Virginia (0.9%)
Virginia State Public School Authority Series D, 5.25%, 8/1/19 RB, State Aid	1,000,000	1,143,040

		1,143,040

Total Revenue Bonds (Cost: $80,199,177)		82,931,131

General Obligation Ltd. (31.8%)

Municipal Bond - General Obligation (31.8%)
Alabama (1.1%)
Birmingham Alabama - Series A, 5.25%, 5/1/18, GO	1,200,000	1,315,980

		1,315,980

Alaska (3.0%)
North Slope Boro, Alaska Series - B, 0.00%, 6/30/07 GO, MBIA	4,000,000	3,749,839

		3,749,839

California (1.7%)
California State, 5.25%, 4/1/34 GO	1,000,000	1,042,100
Riverside California Community College District, 5.50%, 8/1/29 GO, MBIA	1,000,000	1,093,890

		2,135,990

Hawaii (0.1%)
Hawaii State, 5.00%, 4/1/07 GO, MBIA	75,000	79,447

		79,447

Illinois (2.4%)
Chicago, Illinois School Reform Board Series A, 5.25%, 12/1/20 GO FGIC	100,000	113,469
Cook County, Illinois Community Consolidated School District #21, 0.00%, 12/1/09 GO, FSA	715,000	611,082
Cook County, Illinois School District, 9.00%, 12/1/10 GO, FGIC	1,000,000	1,314,000
Will County, Illinois Community Unit School District #365 U VY View, 0.00%, 11/1/18 GO, FSA	1,855,000	984,820

		3,023,371

Kansas (1.5%)
Cowley County, Kansas Unit School District #465 Winfield, 5.25%, 10/1/20 GO MBIA	1,650,000	1,811,981

		1,811,981

Maryland (0.8%)
Prince Georges County, Maryland, 5.50%, 1/1/11 GO, PR, MBIA	1,000,000	1,020,000

		1,020,000

Massachusetts (0.9%)
Boston Massachusetts Series A, 5.75%, 2/1/14 GO, PR	1,000,000	1,138,130

		1,138,130

Michigan (1.7%)
West Ottawa, Michigan Public School District, 5.00%, 5/1/22 GO, Q-SBLF	2,040,000	2,147,874

		2,147,874

Mississippi (2.3%)
Mississippi State Series D, 5.25%, 11/1/20 GO	1,000,000	1,136,680
Mississippi State, Variable, 11/1/23 GO, BPA	1,700,000	1,700,000

		2,836,680

Nebraska (0.9%)
Omaha, Nebraska Convention Center, 5.25%, 4/1/26 GO	1,000,000	1,122,430

		1,122,430

New York (0.9%)
New York, New York - Series I, 6.00%, 4/15/09 GO	720,000	776,290
New York, New York - Series I, 6.00%, 4/15/09 GO, PR	280,000	306,124

		1,082,414

North Carolina (1.0%)
North Carolina State, Variable, 5/01/21 GO, SPA	1,200,000	1,200,000

		1,200,000

Oklahoma (2.0%)
Oklahoma City, Oklahoma, 5.50%, 7/1/13 GO, PR	1,250,000	1,412,100
Tulsa, Oklahoma, 5.50%, 12/1/15 GO	1,000,000	1,110,570

		2,522,670

Texas (8.1%)
Aldine, Texas Independent School District, 5.50%, 2/15/16, GO, PSF	1,500,000	1,660,485
Dallas, Texas Independent School District, 5.50%, 2/15/17 GO, PSF	200,000	222,722
Dallas, Texas Independent School District, 5.50%, 2/15/17 GO, PSF, PR	1,365,000	1,559,745
Fort Bend, Texas Independent School District, 5.00%, 2/15/17 GO, PSF, PR	1,150,000	1,283,009
Harris County, Texas Capital Appreciation Refunding Toll Road Series A, 0.00%, 8/15/09 GO, MBIA	1,300,000	1,123,083
(b) Little Elm, Texas Independent School District, 0.00%, 8/15/16 GO, PSF	1,930,000	1,153,658
(b) San Marcos, Texas Consolidated Independent School District, 5.25%, 8/1/22 GO, PSF	1,000,000	1,087,040
(b) Texas State Ribs, 10.34%, 9/30/11 GO	1,000,000	1,343,920
(b) Wylie Texas Independant School District, 0.00%, 8/15/08, GO, PSF	295,000	266,164
Wylie, Texas Independant School District, 0.00%, 8/15/08 GO, PSF, PR	305,000	277,459

		9,977,285

Wisconsin (3.4%)
(b) Wisconsin State Series A, 6.10%, 5/1/13 GO, PR	4,170,000	4,226,794

		4,226,794

Total General Obligation Ltd. (Cost: $38,180,257)		39,390,885

Total Investments (98.8%) (Cost $118,379,434)(a)	122,322,016

Other Assets, Less Liabilities (1.2%)	1,481,598

Total Net Assets (100.0%)	$123,803,614

(a)	At December 31, 2004 the aggregate cost of securities for federal tax purposes was $118,364,491 and the net unrealized appreciation of investments based on that cost was $3,957,525 which is comprised of $4,043,712 aggregate gross unrealized appreciation and $86,187 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer	Number of Contracts	Expiration Date	Unrealized Appreciation/ Depreciation
US Long Bond (CBT) Commodity	20	3/05	$12,500
(Total Notional Value at December 31, 2004 $2,237,500 )
US Ten Year Treasury Note	50	3/05	$(60,430)
(Total Notional Value at December 31, 2004 $5,536,445 )

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

RB = Revenue Bond

GO = General Obligation

PR = Pre-Refunded escrowed by US Government Securities.

AMT = Subject to Alternative Minimum Tax.

Scheduled principal and interest payments are guaranteed by:

AMBAC (AMBAC Indemnity Corporation)

BIGI (Bond Investors Guarantee Insurance)

BPA (Dexia Credit Local)

FGIC (Financial Guaranty Insurance Company)

FHLMC (Federal Home Loan Mortgage Association)

FNMA (Federal National Mortgage Association)

FSA (Financial Security Assurance, Inc.)

GNMA (Government National Mortgage Association)

MBIA (Municipal Bond Insurance Organization)

PSF (Texas Permanent School Fund)

SPA (Standby Purchase Agreement)

The Accompanying Notes are an Integral Part of the Financial Statements

Mason Street Funds

MS Select Bond

Schedule of Investments

December 31, 2004 (unaudited)

	Shares/ Par	Market Value
Revenue Bonds (0.6%)

Municipal Bonds - Revenue (0.6%)
Nashville & Davidson County, Tennessee Health and Educational Facilities Board of	2,450,000	$1,117,372
The Metropolitan Government, 0.00%, 6/1/21, RB

Total Revenue Bonds (Cost: $1,069,205)		1,117,372

Corporate Bonds (42.4%)

Aircraft (0.9%)
Boeing Co., 8.75%, 9/15/31	1,250,000	1,751,765

Total		1,751,765

Auto Related (2.9%)
American Honda Finance, 4.50%, 5/26/09 144A	1,000,000	1,017,329
Ford Motor Credit Co., 5.70%, 1/15/10	375,000	378,414
Ford Motor Credit Co., 7.375%, 10/28/09	580,000	625,627
General Motors Acceptance Corp., 5.625%, 5/15/09	750,000	750,027
General Motors Acceptance Corp., 6.75%, 12/1/14	385,000	385,526
Household Finance Corp., 4.125%, 11/16/09	705,000	701,209
Toyota Motor Credit Corp., 2.70%, 1/30/07	1,000,000	985,729
Toyota Motor Credit Corp., 5.65%, 1/15/07	1,000,000	1,042,706

Total		5,886,567

Automobiles And Other Motor Vehicles (0.6%)
Ford Motor Co., 7.45%, 7/16/31	240,000	241,377
General Motors Corp., 8.375%, 7/15/33	845,000	875,490

Total		1,116,867

Beverages, Malt Beverages (1.5%)
Anheuser-Busch Companies, Inc., 7.00%, 12/1/25	720,000	762,960
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	57,000	67,791
Coca-Cola Enterprises, Inc., 5.25%, 5/15/07	750,000	779,665
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	250,000	257,918
Coca-Cola Enterprises, Inc., 5.75%, 3/15/11	1,000,000	1,080,377

Total		2,948,711

Broad Woven Fabric Mills, Manmade (0.0%)
(d) Polysindo International Finance, 11.375%, 6/15/06	800,000	72,000

Total		72,000

Cable and Other Pay Television Services (0.5%)
Comcast Corp., 5.30%, 1/15/14	750,000	773,486
Time Warner Entertainment Co., 8.375%, 7/15/33	250,000	322,980

Total		1,096,466

Chemicals and Allied Products (0.3%)
Monsanto Co., 4.00%, 5/15/08	680,000	682,181

Total		682,181

Commercial Banks (5.1%)
Bank of America Corp., 5.375%, 6/15/14	75,000	78,268
Bank of America Corp., 7.40%, 1/15/11	133,000	154,064
Bank One Corp., 5.25%, 1/30/13	500,000	513,489
Citigroup, Inc., 4.50%, 7/29/09	1,030,000	1,040,957
HBOS Treasury Services PLC, 4.00%, 9/15/09 144A	830,000	827,605
Key Bank NA, 5.80%, 7/1/14	900,000	953,177
PNC Bank NA, 5.25%, 1/15/17	1,350,000	1,361,832
Rabobank Capital Fund II, 5.26%, 12/31/13 144A	670,000	681,718
Royal Bank of Scotland Group PLC, 5.05%, 1/8/15	1,000,000	1,010,736
UnionBanCal Corp., 5.25%, 12/16/13	1,000,000	1,013,502
US Bank NA, 4.95%, 10/30/14	860,000	863,135
Wachovia Bank NA, 4.80%, 11/1/14	500,000	496,865
Wells Fargo & Co., 4.20%, 1/15/10	1,000,000	1,004,064
Wells Fargo Bank, 6.45%, 2/1/11	150,000	166,810

Total		10,166,222

Computer and Other Data Processing Service (1.1%)
Gtech Holdings Corp., 4.75%, 10/15/10	2,215,000	2,223,461

Total		2,223,461

Consumer Non-Cyclical (2.2%)
The Clorox Co., 4.20%, 1/15/10 144A	675,000	678,425
The Clorox Co., 5.00%, 1/15/15 144A	425,000	432,324
Estee Lauder, Inc., 5.75%, 10/15/33	420,000	431,962
The Gillette Co., 2.50%, 6/1/08	1,000,000	972,180
Johnson & Johnson, Inc., 6.625%, 9/1/09	700,000	779,145
Sysco Intl Co., 6.10%, 6/1/12	1,000,000	1,096,439

Total		4,390,475

Crude Petroleum and Natural Gas (1.7%)
Conoco Funding Co., 6.35%, 10/15/11	1,000,000	1,116,178
Occidental Petroleum, 4.00%, 11/30/07	450,000	452,970
Occidental Petroleum, 7.65%, 2/15/06	700,000	732,796
Occidental Petroleum, 10.125%, 9/15/09	510,000	629,528
XTO Energy Inc., 5.00%, 1/31/15 144A	500,000	496,871

Total		3,428,343

Data Processing and Preparation (0.7%)
First Data Corp., 3.90%, 10/1/09	1,350,000	1,344,861

Total		1,344,861

Eating Places (0.4%)
McDonald’s Corp., 3.875%, 8/15/07	465,000	466,683

McDonald’s Corp., 5.375%, 4/30/07	360,000	375,164

Total		841,847

Electric Services (3.3%)
FPL Group Capital, Inc., 4.086%, 2/16/07	545,000	550,773
Indiana Michigan Power, 5.05%, 11/15/14	455,000	454,727
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	270,000	270,721
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	765,000	768,060
Oncor Electric Delivery, 6.375%, 1/15/15	250,000	275,457
PacifiCorp, 5.45%, 9/15/13	900,000	941,964
Peco Energy Co., 4.75%, 10/1/12	1,000,000	1,009,802
PPL Electric Utilities Corp., 4.30%, 6/1/13	1,500,000	1,447,859
Public Service Electric & Gas Corp., 5.00%, 1/1/13	300,000	306,196
Virginia Electric & Power Co., 5.25%, 12/15/15	690,000	701,647

Total		6,727,206

Electrical and Electronic Machinery, Equip (0.8%)
General Electric Co., 5.00%, 2/1/13	1,500,000	1,538,948

Total		1,538,948

Electrical Equipment and Supplies (0.3%)
Cooper Industries, Inc., 5.50%, 11/1/09	500,000	528,956

Total		528,956

Electronic Computers (1.3%)
Hewlett-Packard Co., 5.50%, 7/1/07	2,500,000	2,607,175

Total		2,607,175

Federal Savings Institutions (0.6%)
World Savings Bank FSB, 4.125%, 12/15/09	1,225,000	1,225,228

Total		1,225,228

Fire, Marine and Casualty Insurance (2.2%)
Berkley (WR) Corp., 9.875%, 5/15/08	1,000,000	1,175,569
Berkshire Hathaway, Inc., 3.40%, 7/2/07 144A	500,000	498,818
Berkshire Hathaway, Inc., 5.10%, 7/15/14	2,000,000	2,049,914
Progressive Corp., 6.375%, 1/15/12	715,000	789,168

Total		4,513,469

Gas Transmission And Distribution (0.3%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	630,000	630,604

Total		630,604

Media (0.5%)
Time Warner, Inc., 6.875%, 5/1/12	500,000	569,428
Viacom, Inc., 5.625%, 8/15/12	500,000	534,828

Total		1,104,256

Miscellaneous Business Credit Institutions (0.5%)
Textron Financial Corp., 2.75%, 6/1/06	1,000,000	987,988

Total		987,988

Motors and Generators (0.9%)
Emerson Electric Co., 4.50%, 5/1/13	380,000	376,599
Emerson Electric Co., 4.625%, 10/15/12	565,000	572,207
Emerson Electric Co., 5.75%, 11/1/11	119,000	128,975
Emerson Electric Co., 5.85%, 3/15/09	720,000	772,323

Total		1,850,104

Personal Credit Institutions (0.5%)
SLM Corp., 4.00%, 1/15/10	920,000	912,876

Total		912,876

Petroleum Refining (0.5%)
Amerada Hess Corp., 7.125%, 3/15/33	500,000	549,781
Valero Energy Corp., 4.75%, 6/15/13	500,000	493,924

Total		1,043,705

Pharmaceutical Preparations (1.8%)
Abbott Laboratories, 3.75%, 3/15/11	750,000	735,010
Astrazeneca PLC, 5.40%, 6/1/14	750,000	788,517
GlaxoSmithKline Capital, Inc., 4.375%, 4/15/14	755,000	735,569
Merck & Co., Inc., 6.40%, 3/1/28	110,000	119,821
Merck & Co., Inc. 5.95%, 12/1/28	295,000	305,327
Pfizer, Inc., 4.50%, 2/15/14	330,000	326,344
Pfizer, Inc., 5.625%, 2/1/06	330,000	338,871
Pfizer, Inc., 5.625%, 4/15/09	220,000	233,884

Total		3,583,343

Phone Communications Except Radiophone (2.3%)
BellSouth Corp., 5.20%, 9/15/14	1,000,000	1,019,222
SBC Communications, Inc., 5.10%, 9/15/14	1,000,000	1,009,294
Sprint Capital Corp., 8.375%, 3/15/12	1,000,000	1,218,142
Telecom Italia Capital, 4.95%, 9/30/14 144A	400,000	391,896
Verizon Global Funding Corp., 4.375%, 6/1/13	1,000,000	974,423

Total		4,612,977

Radio, TV Electronic Stores (0.8%)
RadioShack Corp., 6.95%, 9/1/07	1,000,000	1,082,215
RadioShack Corp., 7.375%, 5/15/11	500,000	568,282

Total		1,650,497

Railroads, Line-Haul Operating (1.4%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	900,000	967,320
Union Pacific Corp., 3.875%, 2/15/09	900,000	893,519
Union Pacific Corp., 7.375%, 9/15/09	900,000	1,016,422

Total		2,877,261

Real Estate Investment Trusts (0.8%)
ERP Operating LP, 4.75%, 6/15/09	260,000	265,483
ERP Operating LP, 5.25%, 9/15/14	1,000,000	1,012,808
First Industrial LP, 5.25%, 6/15/09	400,000	411,223

Total		1,689,514

Retail-Retail Stores (2.0%)
Fortune Brands, Inc., 4.875%, 12/1/13	1,000,000	1,014,749
Home Depot, Inc., 3.75%, 9/15/09 144A	2,250,000	2,229,853
Limited Brands, Inc., 6.95%, 3/1/33	426,000	463,430
VF Corp., 6.00%, 10/15/33	400,000	408,262

Total		4,116,294

Savings Institutions Except Federal (0.5%)
U.S. Central Credit Union, 2.75%, 5/30/08	1,000,000	967,892

Total		967,892

Security Brokers and Dealers (2.1%)
Credit Suisse First Boston USA, Inc., 4.70%, 6/1/09	820,000	839,031
Goldman Sachs Group, Inc., 5.15%, 1/15/14	1,000,000	1,013,410
Merrill Lynch & Co., Inc., 5.00%, 1/15/15	1,075,000	1,070,787
Morgan Stanley, 5.30%, 3/1/13	1,250,000	1,287,157

Total		4,210,385

Steel Wire and Related Products (0.5%)
Hubbell, Inc., 6.375%, 5/15/12	1,000,000	1,089,750

Total		1,089,750

Television Broadcasting Stations (0.4%)
Clear Channel Communications, 5.50%, 12/15/16	920,000	906,762

Total		906,762

Wines and Distilled Beverages (0.2%)
Brown Forman Corp., 3.00%, 3/15/08	500,000	488,962

Total		488,962

Total Corporate Bonds (Cost: $85,481,564)		85,813,918

Government and Agency Bonds (39.3%)

Federal Government & Agencies (39.3%)
(e) BECCS, 14.00%, 11/15/11	2,000,000	1,880,082
Federal Home Loan Bank, 5.54%, 1/8/09	300,000	320,468
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	1,391,037	1,387,252
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	495,976	503,927
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	1,992,779	2,024,722
Federal Home Loan Mortage Corp., 5.50%, 8/1/34	2,419,118	2,459,111
Federal Home Loan Mortage Corp., 6.50%, 5/1/34	640,179	671,910

Federal Home Loan Mortgage Corp., 7.50%, 10/1/27	72,101	77,446
Housing & Urban Development, 6.08%, 8/1/13	750,000	826,481
State of Israel, 7.25%, 12/15/28	1,000,000	1,126,797
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	1,000,000	747,360
US Treasury, 2.25%, 4/30/06	29,935,000	29,687,107
US Treasury, 2.875%, 11/30/06	5,340,000	5,323,313
US Treasury, 3.00%, 11/15/07	7,900,000	7,851,241
US Treasury, 3.50%, 12/15/09	14,470,000	14,399,907
US Treasury, 4.25%, 11/15/14	6,974,000	6,992,251
US Treasury, 5.375%, 2/15/31	3,032,000	3,278,587

Total Government and Agency Bonds (Cost: $79,709,311)		79,557,962

Mortgage and Asset Backed Securities (14.2%)

Commercial Mortgages (2.5%)
Chase Commercial Mortgage Securities Corp., Series 1997-2, Class A2, 6.60%,	407,145	432,658
Chase Commercial Mortgage Securities Corp., Series 1997-2, Class B, 6.60%, 11/19/07	500,000	537,196
Commercial Mortgage Acceptance Corp., Series 1997-ML1, Class B, 6.64%, 12/15/30	500,000	536,671
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-C1, Class A2,	207,039	221,348
7.26%, 6/20/29 144A
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-C1, Class B, 7.28%,	250,000	270,003
6/20/29 144A
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class A1, 7.00%, 11/2/06	474,065	483,674
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 11/2/11 144A	600,000	656,774
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.70%, 1/15/18 IO	17,520,239	500,019
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.35%, 10/15/30 IO 144A	21,691,847	399,301
Enterprise Mortgage Acceptance Co., Series 1998-1, Class IO, 1.37%, 1/15/23 IO 144A	9,454,249	407,762
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.35%, 1/25/29 IO	4,049,415	100,647
Mortgage Capital Funding, Inc., Series 1997-MC1, Class A3, 7.29%, 3/20/27	154,652	159,901
Nomura Asset Securities Corp., Series 1998-D6, Class A2, 6.99%, 3/15/30	200,000	232,446
(d) RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19	400,000	40,000

Total		4,978,400

Federal Government & Agencies (10.8%)
Federal National Mortgage Association, 4.00%, 6/1/19	263,560	257,451
Federal National Mortgage Association, 4.50%, 8/1/19	1,570,130	1,566,118
Federal National Mortgage Association, 5.00%, 3/1/34	1,991,020	1,979,341
Federal National Mortgage Association, 5.00%, 11/1/34	2,517,125	2,498,704
Federal National Mortgage Association, 5.50%, 9/1/34	2,212,302	2,247,271
Federal National Mortgage Association, 5.50%, 10/1/34	1,993,108	2,024,612
Federal National Mortgage Association, 5.97%, 10/1/08	351,655	372,151
Federal National Mortgage Association, 6.00%, 10/1/19	229,156	240,277
Federal National Mortgage Association, 6.00%, 10/1/34	1,668,688	1,726,352
Federal National Mortgage Association, 6.00%, 11/1/34	1,588,149	1,643,030
Federal National Mortgage Association, 6.22%, 2/1/06	443,040	451,277
Federal National Mortgage Association, 6.265%, 10/1/08	229,874	245,267
Federal National Mortgage Association, 7.36%, 4/1/11	397,376	449,588
Federal National Mortgage Association, 11.00%, 12/1/12	3,192	3,547
Federal National Mortgage Association, 11.00%, 9/1/17	13,366	14,840
Federal National Mortgage Association, 11.00%, 12/1/17	4,584	5,112
Federal National Mortgage Association, 11.00%, 2/1/18	9,283	10,342
Federal National Mortgage Association, 11.50%, 4/1/18	7,491	8,426
Federal National Mortgage Association, 12.00%, 9/1/12	30,134	33,623
Federal National Mortgage Association, 12.00%, 12/1/12	10,880	12,270
Federal National Mortgage Association, 12.00%, 9/1/17	6,156	6,967
Federal National Mortgage Association, 12.00%, 10/1/17	5,586	6,316
Federal National Mortgage Association, 12.00%, 12/1/17	2,659	3,016
Federal National Mortgage Association, 12.00%, 2/1/18	9,005	10,217
Federal National Mortgage Association, 12.25%, 1/1/18	3,349	3,819
Federal National Mortgage Association, 12.50%, 4/1/18	1,689	1,934
Federal National Mortgage Association, 13.00%, 11/1/12	6,553	7,488
Federal National Mortgage Association, 13.00%, 11/1/17	4,515	5,220

Federal National Mortgage Association, 13.00%, 12/1/17	1,801	2,082
Federal National Mortgage Association, 13.00%, 2/1/18	10,304	11,914
Federal National Mortgage Association, 14.00%, 12/1/17	4,032	4,719
Federal National Mortgage Association, TBA, 6.00%, 1/1/35	1,000,000	1,033,750
Government National Mortgage Association, 5.50%, 2/15/32	725,069	741,792
Government National Mortgage Association, 7.50%, 6/15/28	21,933	23,568
Government National Mortgage Association, 8.00%, 12/15/26	53,858	58,602
Government National Mortgage Association, 8.00%, 7/15/27	32,836	35,695
Government National Mortgage Association, 11.00%, 1/15/18	76,665	85,870
Government National Mortgage Association, TBA, 4.50%, 1/1/35	4,042,728	3,941,660
Vendee Mortgage Trust, Series 1998-3, Class E, 6.50%, 3/15/29	250,000	257,382

Total		22,031,610

International Affairs (0.4%)
Overseas Private Investment, 4.10%, 11/15/14	875,280	872,085

Total		872,085

Mobil Home Dealers (0.2%)
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	316,194	342,440

Total		342,440

Retail-Retail Stores (0.3%)
LB Mortgage Trust, Series 1991-2, Class A3, 8.39%, 1/20/17	481,784	549,535

Total		549,535

Total Mortgage-Backed and Asset Backed Securities (Cost: $29,059,622)		28,774,070

Money Market Investments (5.5%)

Autos (1.5%)
(b) Daimler Chrysler Auto, 2.25%, 1/12/05	3,000,000	2,997,919

Total		2,997,919

Federal Government & Agencies (0.2%)
Federal Home Loan Mortgage Co., 2.42%, 3/22/05	500,000	497,465

Total		497,465

Finance Lessors (1.5%)
(b) Thunder Bay Funding, Inc, 2.34%, 1/24/05	3,000,000	2,995,515

Total		2,995,515

Finance Services (1.5%)
Windmill Funding Corp., 2.33%, 1/25/05	3,000,000	2,995,340

Total		2,995,340

Personal Credit Institutions (0.8%)
CXC Incorporated, 2.20%, 1/03/05	1,700,000	1,699,792

Total		1,699,792

Total Money Market Investments (Cost: $11,185,878)	11,186,031

Total Investments (102.0%) (Cost $206,505,580)(a)	206,449,353

Other Assets, Less Liabilities (-2.0%)	(3,963,233)

Total Net Assets (100.0%)	$202,486,120

144A after the name of a security represents a security exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004 the value of these securities was $10,248,808, representing 5.06% of net assets.

IO - Interest Only Security

RB - Revenue Bond

a)	At December 31, 2004 the aggregate cost of securities for federal tax purposes was $206,505,580 and the net unrealized depreciation of investments based on that cost was $56,227 which is comprised of $1,993,515 aggregate gross unrealized appreciation and $2,049,742 aggregate gross unrealized depreciation.

d)	Defaulted Security

e)	Step bond security that presently receives no coupon payments. At the predetermined date, the stated coupon rate becomes effective.

The Accompanying Notes are an Integral Part of the Financial Statements

Item	2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item	3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MASON STREET FUNDS, INC.

By:	/s/ Mark G. Doll,
Mark G. Doll, President

Date: February 7, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark G. Doll,
Mark G. Doll, President

Date: February 7, 2005

By:	/s/ Walter M. Givler
Walter M. Givler, Vice President,
Chief Financial Officer and
Treasurer

Date: February 7, 2005